UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22613

Curian Variable Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado			80237
(Address of principal executive offices)			(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2012 – June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.  Report to Shareholders.

GO GREEN. IT’S ONLY NATURAL.

SOMETIMES, LESS IS MORE.

Less Paper • Less Waste • Less Clutter

More Access • More Storage • More Convenience

Going paperless is easy! Just fill out this card and drop it in the mail.

I consent to receive by electronic delivery:

☐ ALL DOCUMENTS
☐ Periodic and immediate confirmations	☐ Prospectuses and prospectus supplements
☐ Annual and semi-annual reports	☐ Other contract-related correspondence

This consent will continue unless and until revoked and will cover delivery to you in the form of an e-mail or by notice to you of a document’s availability on Jackson National Life Insurance Company®’s (also referred to as Jackson®) Web site. Please contact the appropriate Jackson Service Center or go to www. jackson.com to update your e-mail address, revoke your consent to electronic delivery or request paper copies. Certain types of correspondence may continue to be delivered by the United States Postal Service for compliance reasons. Registration on Jackson’s Web site (www. jackson.com) is required for electronic delivery of Contract-related correspondence.

Please write legibly.

E-mail address:

I (We) will notify Jackson of any change to this e-mail address.

Name:

Address:

City:			State:	Zip:

Policy Number:

Phone Number (optional):	–	–
SM
Signature:

The computer hardware and software requirements that are necessary to receive, process and retain electronic communications that are subject to this consent are as follows: To view and download material electronically, you must have a computer with Internet access, an active e-mail account and Adobe Acrobat Reader. If you don’t already have Adobe Acrobat Reader, you can download it free from www. adobe. com.

There is no charge for electronic delivery of electronic communications, although you may incur the costs of Internet access and of such computer and related hardware and software as may be necessary for you to receive, process and retain electronic communications from Jackson. Please make certain you have given Jackson a current e-mail address. Also let Jackson know if that e-mail address changes. We may need to notify you of a document’s availability through e-mail. You may request paper copies, whether or not you consent or revoke your consent to electronic delivery, at any time and for no charge. Even if you have given us consent, we are not required to make electronic delivery and we have the right to deliver any communications in paper form.

IIS9331 07/12

SEMI-ANNUAL REPORT (UNAUDITED)

For the period ended June 30, 2012

Curian Variable Series TrustSM

This report is for the general information of qualified and nonqualified plan participants, as well as contract/policy owners of the Elite Access and Elite Access (NY). Jackson is the marketing name for Jackson National Life Insurance Company (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).

Issued by Jackson National Life Insurance Company 1 Corporate Way, Lansing, MI 48951

NO POSTAGE
NECESSARY
IF MAILED
IN THE
UNITED STATES

BUSINESS REPLY MAIL

FIRST-CLASS MAIL   PERMIT NO. 600   LANSING MI

POSTAGE WILL BE PAID BY ADDRESSEE

JACKSON
PO BOX 24068
LANSING MI 48909-9979

President’s Letter

Dear Fellow Investor,

Enclosed is the semi-annual report for the Curian Variable Series Trust covering the period from inception on February 6, 2012 to June 30, 2012.  The Curian Variable Series Trust investment options were made available within Jackson National Life Insurance Company®’s variable annuity, Elite AccessSM to contract holders on March 5, 2012.

Signs of a strengthening economy sparked an equity market rally during the first quarter of 2012, which peaked in March 2012.  Investors drew confidence from reports that the U.S. gross domestic product (“GDP”) had expanded at an annual rate of 3.0% during the fourth quarter of 2011 and from strong job creation during the first two months of the year. The unemployment rate declined from 8.5% in December 2011 to 8.2% in March 2012.

During March 2012, the S&P® 500 Index (“S&P 500”) closed above 1,400 for the first time in nearly three years.  The S&P 500 ended the first quarter with a year-to-date gain of 12.0%—the largest first-quarter gain since 1998.  The Dow Jones Industrial Average (“DJIA”) rose 8.1% and the Nasdaq Composite Index (“Nasdaq”) returned an impressive 18.7% during the quarter.  Global markets rallied as well, with the MSCI All-Country World Index (“MSCI-AC”) gaining 11.3% and the MSCI Emerging Markets Index (“MSCI-EM”) rising 13.6% in the first quarter.

However, during the second quarter, investor confidence was shaken by signs that the U.S. economy was slowing and by renewed concerns over the European debt crisis.  U.S. job growth fell to an average of only 75,000 per month from April through June 2012, down from a monthly average of 226,000 during the first quarter.  Although the unemployment rate fell to 8.1% in April, it rose to 8.2% in May and ended the quarter unchanged at 8.2%.  In the first quarter of 2012, U.S. GDP growth expanded at an annual rate of 2.0%.  Economists’ advanced estimate for the annual rate of GDP growth in the second quarter of 2012 is 1.5%.

A rise in market volatility in April turned into an equity market correction in May.  Although U.S. equity markets recovered some ground in June, the S&P 500, the DJIA and the Nasdaq posted declines of -3.3%, -2.5% and -5.1%, respectively, during the second quarter.  Global markets performed even worse during the second quarter, with the MSCI-AC falling -6.4% and the MCSI-EM posting a loss of -10.0%.  Over the period from March 5 to June 30, 2012, the S&P 500, the DJIA and the Nasdaq fell -0.5%, -0.8% and -1.4%, respectively, while the MSCI-AC and MSCI-EM declined by -6.0% and -13.2%, respectively.

In contrast to weak equity performance, U.S. Treasuries rallied in the second quarter as concerns increased about the U.S. economy and the crisis in Europe.  The 10-year Treasury note fell to a record low yield of 1.4% on June 1.  During the second quarter, Treasuries delivered a return of 3.4%, outperforming corporate bonds, which gained 2.4%, as measured by the Bank of America Merrill Lynch U.S. Corporate Master Index.

During the period, the U.S. Federal Reserve (“Fed”) continued to replace shorter-term assets in its holdings with longer-term debt in an attempt to reduce borrowing costs and stimulate growth.  The Fed’s program, called “Operation Twist,” was expected to conclude in June.  However, in June, the Fed decided to extend the program through the end of the year.

The Curian Variable Series Trust consists of 24 investment options which include guidance portfolios, tactical advantage funds and dynamic risk advantage funds advised by Curian Capital®, LLC (“Curian”) and actively managed portfolios by other well-known investment managers, such as American Funds, Franklin Templeton and PIMCO.

At Curian, we focus on delivering an institutional asset management approach to retail investors through a variety of investment options including, tactical management, risk-management and alternative investment strategies.  Thank you for choosing Curian for your investment needs.

Michael A. Bell

President and Chief Executive Officer

Curian Variable Series Trust

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

	Shares	Value
Curian Guidance - Maximize Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (4.1%) (b)	160	$1,586
Curian/PIMCO Credit Income Fund (23.2%) (b)	208	2,122
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	20	267
JNL/Invesco Global Real Estate Fund (0.1%) (b)	62	547
JNL/PPM America Floating Rate Income Fund (0.1%) (b)	25	264
JNL/PPM America High Yield Bond Fund (0.0%) (b)	76	533

Total Investment Companies (cost $5,247)		5,319

Total Investments - 100.0% (cost $5,247)		5,319
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$5,318

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Balanced Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (6.7%) (b)	258	$2,559
Curian/Epoch Global Shareholder Yield Fund (23.3%) (b)	214	2,178
Curian/FAMCO Flex Core Covered Call Fund (10.0%) (b)	85	858
Curian/PIMCO Credit Income Fund (9.4%) (b)	84	858
Curian/The Boston Company Equity Income Fund (11.9%) (b)	87	860
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	20	258
JNL/Invesco Global Real Estate Fund (0.1%) (b)	60	530
JNL/PPM America Floating Rate Income Fund (0.1%) (b)	24	256
JNL/PPM America High Yield Bond Fund (0.0%) (b)	37	258

Total Investment Companies (cost $8,461)		8,615

Total Investments - 100.0% (cost $8,461)		8,615
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$8,612

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Rising Income Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (3.7%) (b)	142	$1,413
Curian/Epoch Global Shareholder Yield Fund (18.0%) (b)	165	1,682
Curian/FAMCO Flex Core Covered Call Fund (8.3%) (b)	71	712
Curian/The Boston Company Equity Income Fund (9.8%) (b)	72	707
JNL/Invesco Global Real Estate Fund (0.0%) (b)	27	243

Total Investment Companies (cost $4,695)		4,757

Total Investments - 100.0% (cost $4,695)		4,757
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$4,756

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Moderate Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (8.2%) (b)	149	$1,440
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	20	194
Curian/PineBridge Merger Arbitrage Fund (0.2%) (b)	19	194
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	19	193
JNL/AQR Managed Futures Strategy Fund (0.1%) (b)	41	385
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	20	190
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	18	199
JNL/Franklin Templeton Global Multisector Bond Fund (0.4%) (b)	146	1,567
JNL/Franklin Templeton International Small Cap Growth Fund (0.1%) (b)	27	190
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	17	190
JNL/Invesco Global Real Estate Fund (0.1%) (b)	57	503
JNL/Invesco International Growth Fund (0.1%) (b)	97	974
JNL/Invesco Small Cap Growth Fund (0.1%) (b)	14	193
JNL/JPMorgan MidCap Growth Fund (0.0%) (b)	9	189
JNL/Lazard Emerging Markets Fund (0.0%) (b)	36	387
JNL/Mellon Capital Management Global Alpha Fund (0.1%) (b)	37	387
JNL/PIMCO Real Return Fund (0.0%) (b)	15	196
JNL/PPM America Floating Rate Income Fund (0.0%) (b)	19	195
JNL/PPM America Mid Cap Value Fund (0.1%) (b)	19	191

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	24	193
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	32	769
JNL/T. Rowe Price Value Fund (0.1%) (b)	70	782

Total Investment Companies (cost $9,701)		9,701

Total Investments - 100.0% (cost $9,701)		9,701
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$9,698

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Maximum Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (4.5%) (b)	82	$794
Curian/Franklin Templeton Natural Resources Fund (0.0%) (b)	9	78
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	8	80
Curian/PineBridge Merger Arbitrage Fund (0.1%) (b)	8	80
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.0%) (b)	12	119
JNL/AQR Managed Futures Strategy Fund (0.0%) (b)	17	158
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	13	118
JNL/Brookfield Global Infrastructure Fund (0.0%) (b)	7	82
JNL/Franklin Templeton International Small Cap Growth Fund (0.0%) (b)	17	119
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	7	79
JNL/Invesco Global Real Estate Fund (0.0%) (b)	23	208
JNL/Invesco International Growth Fund (0.1%) (b)	49	485
JNL/Invesco Small Cap Growth Fund (0.0%) (b)	6	80
JNL/JPMorgan MidCap Growth Fund (0.0%) (b)	8	157
JNL/Lazard Emerging Markets Fund (0.0%) (b)	19	201
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	15	159
JNL/PPM America Mid Cap Value Fund (0.1%) (b)	15	158
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	15	121
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	15	359
JNL/T. Rowe Price Value Fund (0.0%) (b)	32	365

Total Investment Companies (cost $3,994)		4,000

Total Investments - 100.0% (cost $3,994)		4,000
Other Assets and Liabilities, Net - (0.0%)		(1)
Total Net Assets - 100.0%		$3,999

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Tactical Moderate Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Diversified Fund (6.5%) (b)	253	$2,515
Curian/Franklin Templeton Natural Resources Fund (0.1%) (b)	30	243
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (b)	25	250
Curian/PineBridge Merger Arbitrage Fund (0.3%) (b)	25	251
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	37	374
JNL/AQR Managed Futures Strategy Fund (0.1%) (b)	66	619
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	26	247
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	23	257
JNL/Invesco Global Real Estate Fund (0.1%) (b)	73	651
JNL/Mellon Capital Management Bond Index Fund (0.1%) (b)	124	1,532
JNL/Mellon Capital Management Emerging Markets Index Fund (0.2%) (b)	51	477
JNL/Mellon Capital Management Global Alpha Fund (0.1%) (b)	60	625
JNL/Mellon Capital Management International Index Fund (0.1%) (b)	68	740
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (0.2%) (b)	92	1,268
JNL/Mellon Capital Management S&P 500 Index Fund (0.1%) (b)	137	1,567
JNL/Mellon Capital Management Small Cap Index Fund (0.1%) (b)	57	718
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	31	251

Total Investment Companies (cost $12,503)		12,585

Total Investments - 100.0% (cost $12,503)		12,585
Other Assets and Liabilities, Net - (0.0%)		(5)
Total Net Assets - 100.0%		$12,580

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

See accompanying Notes to Financial Statements.

	Shares	Value
Curian Guidance - Tactical Maximum Growth Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian Dynamic Risk Advantage - Aggressive Fund (6.5%) (b)	117	$1,133
Curian/Franklin Templeton Natural Resources Fund (0.1%) (b)	13	109
Curian/Nicholas Convertible Arbitrage Fund (0.1%) (b)	12	115
Curian/PineBridge Merger Arbitrage Fund (0.1%) (b)	11	115
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.1%) (b)	17	171
JNL/AQR Managed Futures Strategy Fund (0.1%) (b)	24	229
JNL/BlackRock Commodity Securities Fund (0.0%) (b)	18	167
JNL/Brookfield Global Infrastructure Fund (0.1%) (b)	11	117
JNL/Invesco Global Real Estate Fund (0.0%) (b)	33	296
JNL/Ivy Asset Strategy Fund (0.2%) (b)	250	2,761
JNL/Mellon Capital Management Global Alpha Fund (0.0%) (b)	22	229
JNL/Red Rocks Listed Private Equity Fund (0.0%) (b)	21	170

Total Investment Companies (cost $5,724)		5,612

Total Investments - 100.0% (cost $5,724)		5,612
Other Assets and Liabilities, Net - (0.0%)		(3)
Total Net Assets - 100.0%		$5,609

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 65 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (0.2%) (b)	37	$306
Curian/Nicholas Convertible Arbitrage Fund (0.2%) (b)	32	318
Curian/PineBridge Merger Arbitrage Fund (0.3%) (b)	32	319
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.3%) (b)	73	739
JNL/AQR Managed Futures Strategy Fund (0.3%) (b)	134	1,257
JNL/BlackRock Commodity Securities Fund (0.1%) (b)	66	624
JNL/Brookfield Global Infrastructure Fund (0.2%) (b)	29	325
JNL/Franklin Templeton Global Multisector Bond Fund (0.2%) (b)	80	856
JNL/Franklin Templeton International Small Cap Growth Fund (0.0%) (b)	15	104
JNL/Franklin Templeton Small Cap Value Fund (0.0%) (b)	19	208
JNL/Goldman Sachs Emerging Markets Debt Fund (0.0%) (b)	25	321
JNL/Invesco Global Real Estate Fund (0.1%) (b)	62	550
JNL/Invesco International Growth Fund (0.1%) (b)	64	640
JNL/Invesco Small Cap Growth Fund (0.1%) (b)	15	212
JNL/Lazard Emerging Markets Fund (0.0%) (b)	20	212
JNL/Mellon Capital Management Global Alpha Fund (0.3%) (b)	122	1,269
JNL/PIMCO Real Return Fund (0.0%) (b)	16	214
JNL/PPM America Floating Rate Income Fund (0.0%) (b)	20	213
JNL/Red Rocks Listed Private Equity Fund (0.1%) (b)	105	846
JNL/T. Rowe Price Established Growth Fund (0.0%) (b)	22	527
JNL/T. Rowe Price Value Fund (0.0%) (b)	48	535

Total Investment Companies (cost $10,595)		10,595

Total Investments - 100.0% (cost $10,595)		10,595
Other Assets and Liabilities, Net - (0.0%)		(4)
Total Net Assets - 100.0%		$10,591

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Guidance - Institutional Alt 100 Fund (a)
INVESTMENT COMPANIES - 100.0%
Curian/Franklin Templeton Natural Resources Fund (0.8%) (b)	165	$1,355
Curian/Nicholas Convertible Arbitrage Fund (0.9%) (b)	139	1,381
Curian/PineBridge Merger Arbitrage Fund (1.4%) (b)	138	1,383
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (0.9%) (b)	225	2,293
JNL/AQR Managed Futures Strategy Fund (0.9%) (b)	412	3,858
JNL/BlackRock Commodity Securities Fund (0.2%) (b)	218	2,064
JNL/Brookfield Global Infrastructure Fund (0.7%) (b)	127	1,419
JNL/Goldman Sachs Emerging Markets Debt Fund (0.1%) (b)	90	1,170
JNL/Invesco Global Real Estate Fund (0.2%) (b)	189	1,682
JNL/Mellon Capital Management Global Alpha Fund (0.8%) (b)	376	3,906

See accompanying Notes to Financial Statements.

	Shares	Value
JNL/Red Rocks Listed Private Equity Fund (0.4%) (b)	317	2,554

Total Investment Companies (cost $23,011)		23,065

Total Investments - 100.0% (cost $23,011)		23,065
Other Assets and Liabilities, Net - (0.0%)		(7)
Total Net Assets - 100.0%		$23,058

(a)          The Fund does not invest in the Underlying Affiliated Funds for the purpose of exercising management or control. At June 30, 2012, the percentage of shares outstanding held by each Fund in the Underlying Affiliated Fund is presented parenthetically in the Schedules of Investments. Percentages reflecting 0.0% represent amounts less than 0.05%.

(b)         Investment in affiliate.

Curian Tactical Advantage 35 Fund

Sector Weightings:	Percentage of Total Investments
Investment Companies	98.9%
Short Term Investments	1.1
Total Investments	100.0%

INVESTMENT COMPANIES - 97.7%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	1	$183
iShares Barclays Capital 7-10 Year Treasury Bond Fund	1	98
iShares Barclays Capital Intermediate Credit Bond Fund	2	223
iShares Barclays Capital MBS Bond Fund	6	602
iShares MSCI EMU Index Fund	5	145
iShares MSCI Japan Index Fund	2	18
iShares MSCI Pacific ex-Japan Index Fund	1	57
iShares MSCI United Kingdom Index Fund	2	30
iShares Russell 1000 Growth Fund	9	561
iShares Russell 1000 Value Index Fund	5	312
iShares Russell 2000 Growth Index Fund	2	145
iShares Russell 2000 Value Index Fund	1	78
PIMCO 1-5 Year US TIPS Index Fund	2	124
PowerShares Emerging Markets Sovereign Debt Portfolio	5	141
Vanguard Emerging Markets Vipers	4	151
Vanguard Intermediate-Term Corporate Bond ETF	4	336
Vanguard Total Bond Market ETF	11	928

Total Investment Companies (cost $4,110)		4,132

SHORT TERM INVESTMENTS - 1.0%
Investment Company - 1.0%
JNL Money Market Fund, 0.09% (a) (b)	45	45

Total Short Term Investments (cost $45)		45

Total Investments - 98.7% (cost $4,155)		4,177
Other Assets and Liabilities, Net - 1.3%		55
Total Net Assets - 100.0%		$4,232

(a)          Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Curian Tactical Advantage 60 Fund

Sector Weightings:	Percentage of Total Investments
Investment Companies	98.8%
Short Term Investments	1.2
Total Investments	100.0%

INVESTMENT COMPANIES - 99.3%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	1	$176
iShares Barclays Capital 7-10 Year Treasury Bond Fund	1	91
iShares Barclays Capital Intermediate Credit Bond Fund	2	205
iShares Barclays Capital MBS Bond Fund	5	563
iShares MSCI EMU Index Fund	14	388
iShares MSCI Japan Index Fund	5	45
iShares MSCI Pacific ex-Japan Index Fund	4	145
iShares MSCI United Kingdom Index Fund	3	46
iShares Russell 1000 Growth Fund	23	1,461
iShares Russell 1000 Value Index Fund	12	802
iShares Russell 2000 Growth Index Fund	4	375
iShares Russell 2000 Value Index Fund	3	200
PIMCO 1-5 Year US TIPS Index Fund	2	121
PowerShares Emerging Markets Sovereign Debt Portfolio	5	131
Vanguard Emerging Markets Vipers	10	390
Vanguard Intermediate-Term Corporate Bond ETF	4	310
Vanguard Total Bond Market ETF	10	838

Total Investment Companies (cost $6,279)		6,287

SHORT TERM INVESTMENTS - 1.2%
Investment Company - 1.2%
JNL Money Market Fund, 0.09% (a) (b)	75	75

Total Short Term Investments (cost $75)		75

Total Investments - 100.5% (cost $6,354)		6,362
Other Assets and Liabilities, Net - (0.5%)		(32)
Total Net Assets - 100.0%		$6,330

(a)          Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Curian Tactical Advantage 75 Fund

Sector Weightings:	Percentage of Total Investments
Investment Companies	98.2%
Short Term Investments	1.8
Total Investments	100.0%

INVESTMENT COMPANIES - 97.3%
iShares Barclays Capital 3-7 Year Treasury Bond Fund	1	$108
iShares Barclays Capital 7-10 Year Treasury Bond Fund	1	57
iShares Barclays Capital Intermediate Credit Bond Fund	1	131
iShares Barclays Capital MBS Bond Fund	3	360
iShares MSCI EMU Index Fund	18	481
iShares MSCI Japan Index Fund	6	57
iShares MSCI Pacific ex-Japan Index Fund	5	191

See accompanying Notes to Financial Statements.

	Shares	Value
iShares MSCI United Kingdom Index Fund	4	58
iShares Russell 1000 Growth Fund	29	1,858
iShares Russell 1000 Value Index Fund	15	1,018
iShares Russell 2000 Growth Index Fund	5	478
iShares Russell 2000 Value Index Fund	4	254
PIMCO 1-5 Year US TIPS Index Fund	1	77
PowerShares Emerging Markets Sovereign Debt Portfolio	3	91
Vanguard Emerging Markets Vipers	12	494
Vanguard Intermediate-Term Corporate Bond ETF	2	197
Vanguard Total Bond Market ETF	6	526

Total Investment Companies (cost $6,441)		6,436

SHORT TERM INVESTMENTS - 1.8%
Investment Company - 1.8%
JNL Money Market Fund, 0.09% (a) (b)	116	116

Total Short Term Investments (cost $116)		116

Total Investments - 99.1% (cost $6,557)		6,552
Other Assets and Liabilities, Net - 0.9%		61
Total Net Assets - 100.0%		$6,613

(a)          Investment in affiliate.

(b)         Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

See accompanying Notes to Financial Statements.

Curian Dynamic Risk Advantage - Diversified Fund

Sector Weightings:	Percentage of Total Investments
Short Term Investments	92.6%
Investment Companies	7.4
Total Investments	100.0%

	Shares/Par †	Value
INVESTMENT COMPANIES - 7.2%
iShares Barclays Capital 1-3 Year Treasury Bond Fund	1	$121
iShares Barclays Capital Aggregate Bond Fund	3	345
iShares JPMorgan USD Emerging Markets Bond Fund	3	349
iShares MSCI ACWI Index Fund	10	424
iShares MSCI Canada Index Fund	3	80
iShares MSCI EAFE Index Fund	2	88
JPMorgan Alerian MLP Index ETN	9	352
SPDR Barclays Capital High Yield Bond ETF	10	399
SPDR Trust - Series 1	1	131
Vanguard Emerging Markets Vipers	3	111
Vanguard REIT ETF	6	376

Total Investment Companies (cost $2,727)		2,776

SHORT TERM INVESTMENTS - 89.7%
Federal Home Loan Bank - 7.8%
Federal Home Loan Bank
0.11%, 07/25/12 (a)	$1,000	1,000
0.12%, 08/15/12 (a)	2,000	2,000
Federal Home Loan Mortgage Corp. - 7.8%
Federal Home Loan Mortgage Corp.
0.11%, 07/30/12 (a)	1,500	1,500
0.10%, 09/04/12 (a)	1,500	1,500
Federal National Mortgage Association - 7.8%
Federal National Mortgage Association, 0.11%, 07/18/12 - 07/25/12 (a)	3,001	3,001
Investment Company - 18.2%
JNL Money Market Fund, 0.09% (b) (c)	7,000	7,000
Treasury Securities - 48.1%
U.S. Treasury Bill
0.07%, 08/23/12	$2,000	2,000
0.09%, 09/13/12	16,400	16,397
0.10%, 09/20/12 (d)	115	115
		18,512
Total Short Term Investments (cost $34,512)		34,513

Total Investments - 96.9% (cost $37,239)		37,289
Other Assets and Liabilities, Net - 3.1%		1,177
Total Net Assets - 100.0%		$38,466

†                  Par amounts are listed in United States Dollars unless otherwise noted.

(a)          This security is a direct debt of the agency and not collateralized by mortgages.

(b)         Investment in affiliate.

(c)          Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

(d)         All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2012

Curian Dynamic Risk Advantage — Diversified Fund

Notes to Schedules of Investments

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)

MSCI Mini EAFE Index Future	September 2012	9	$36
MSCI Mini Emerging Markets Index Future	September 2012	3	7
S&P 500 E-Mini Index Future	September 2012	12	33
U.S. Treasury Note Future, 2-Year	September 2012	83	(8)
			$68

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	09/19/2012	CCI	AUD	18	$19	$—
AUD/USD	09/19/2012	UBS	AUD	34	34	1
AUD/USD	09/19/2012	CCI	AUD	143	146	3
AUD/USD	09/19/2012	CSI	AUD	160	162	3
AUD/USD	09/19/2012	CCI	AUD	15	15	—
AUD/USD	09/19/2012	UBS	AUD	201	204	1
AUD/USD	09/19/2012	UBS	AUD	50	51	—
AUD/USD	09/19/2012	DUB	AUD	26	26	—
AUD/USD	09/19/2012	CSI	AUD	89	91	1
AUD/USD	09/19/2012	UBS	AUD	123	125	1
AUD/USD	09/19/2012	CCI	AUD	15	15	—
AUD/USD	09/19/2012	CCI	AUD	36	36	—
AUD/USD	09/19/2012	CCI	AUD	151	154	—
CAD/USD	09/19/2012	BOA	CAD	291	285	3
CAD/USD	09/19/2012	UBS	CAD	49	48	—
CAD/USD	09/19/2012	CCI	CAD	32	32	—
CAD/USD	09/19/2012	CCI	CAD	158	155	2
CAD/USD	09/19/2012	CCI	CAD	29	28	—
CAD/USD	09/19/2012	UBS	CAD	41	40	—
CAD/USD	09/19/2012	UBS	CAD	163	160	—
CAD/USD	09/19/2012	CCI	CAD	39	38	—
CAD/USD	09/19/2012	CCI	CAD	34	33	—
CAD/USD	09/19/2012	CCI	CAD	17	17	—
GBP/USD	09/19/2012	UBS	GBP	86	135	1
GBP/USD	09/19/2012	CCI	GBP	58	90	1
GBP/USD	09/19/2012	CSI	GBP	31	48	—
GBP/USD	09/19/2012	CCI	GBP	3	5	—
GBP/USD	09/19/2012	CCI	GBP	27	43	—
GBP/USD	09/19/2012	CCI	GBP	117	183	—
JPY/USD	09/19/2012	CSI	JPY	2,713	34	—
JPY/USD	09/19/2012	UBS	JPY	3,744	47	—
JPY/USD	09/19/2012	CCI	JPY	1,440	18	—
JPY/USD	09/19/2012	CCI	JPY	2,640	33	—
JPY/USD	09/19/2012	CCI	JPY	619	8	—
JPY/USD	09/19/2012	CCI	JPY	4,354	55	—
JPY/USD	09/19/2012	UBS	JPY	6,530	82	—
JPY/USD	09/19/2012	CCI	JPY	739	9	—
JPY/USD	09/19/2012	CSI	JPY	7,882	99	(2)
JPY/USD	09/19/2012	UBS	JPY	13,133	164	(2)
JPY/USD	09/19/2012	UBS	JPY	3,283	41	(1)
JPY/USD	09/19/2012	DUB	JPY	778	10	—
NOK/USD	09/19/2012	CSI	NOK	899	151	2
NOK/USD	09/19/2012	UBS	NOK	430	72	1
NOK/USD	09/19/2012	CCI	NOK	287	48	1
NOK/USD	09/19/2012	UBS	NOK	468	78	2
NOK/USD	09/19/2012	CCI	NOK	258	43	2
NOK/USD	09/19/2012	BCL	NOK	363	61	1
NOK/USD	09/19/2012	CCI	NOK	400	67	—
NOK/USD	09/19/2012	CCI	NOK	85	14	—
NOK/USD	09/19/2012	CCI	NOK	108	18	—
NZD/USD	09/19/2012	UBS	NZD	6	5	—
NZD/USD	09/19/2012	CCI	NZD	23	18	—
NZD/USD	09/19/2012	CCI	NZD	28	22	—
NZD/USD	09/19/2012	CCI	NZD	14	11	—
NZD/USD	09/19/2012	UBS	NZD	11	9	—
NZD/USD	09/19/2012	UBS	NZD	54	43	1
NZD/USD	09/19/2012	CCI	NZD	28	22	—
NZD/USD	09/19/2012	CSI	NZD	92	73	4
NZD/USD	09/19/2012	SCB	NZD	98	78	3
NZD/USD	09/19/2012	CSI	NZD	275	219	8
NZD/USD	09/19/2012	RBS	NZD	104	83	3
NZD/USD	09/19/2012	CCI	NZD	7	6	—
SEK/USD	09/19/2012	UBS	SEK	1,096	158	6
SEK/USD	09/19/2012	DUB	SEK	2,075	299	7
SEK/USD	09/19/2012	SCB	SEK	1,034	149	4
SEK/USD	09/19/2012	CCI	SEK	2,975	429	9
SEK/USD	09/19/2012	CCI	SEK	171	25	—
SEK/USD	09/19/2012	CCI	SEK	230	33	1
SEK/USD	09/19/2012	CCI	SEK	113	16	—
USD/AUD	09/19/2012	UBS	AUD	(160)	(162)	(6)
USD/AUD	09/19/2012	CSI	AUD	(308)	(313)	(10)
USD/AUD	09/19/2012	CCI	AUD	(21)	(22)	(2)
USD/AUD	09/19/2012	BOA	AUD	(174)	(177)	(6)
USD/AUD	09/19/2012	UBS	AUD	(32)	(32)	(1)
USD/AUD	09/19/2012	CCI	AUD	(13)	(13)	—
USD/CAD	09/19/2012	CSI	CAD	(16)	(16)	—
USD/CAD	09/19/2012	CCI	CAD	(2)	(2)	—
USD/CAD	09/19/2012	CCI	CAD	(9)	(9)	—
USD/CAD	09/19/2012	CCI	CAD	(39)	(38)	—
USD/EUR	09/19/2012	UBS	EUR	(142)	(180)	(3)
USD/EUR	09/19/2012	BCL	EUR	(150)	(190)	(3)
USD/EUR	09/19/2012	DUB	EUR	(259)	(328)	(4)
USD/EUR	09/19/2012	UBS	EUR	(192)	(243)	(3)
USD/EUR	09/19/2012	CCI	EUR	(128)	(162)	(2)
USD/EUR	09/19/2012	CSI	EUR	(214)	(271)	(4)
USD/EUR	09/19/2012	RBS	EUR	(110)	(140)	(1)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

USD/EUR	09/19/2012	CCI	EUR	(32)	$(40)	$—
USD/EUR	09/19/2012	CCI	EUR	(100)	(127)	—
USD/EUR	09/19/2012	UBS	EUR	(24)	(30)	—
USD/EUR	09/19/2012	CCI	EUR	(11)	(14)	—
USD/EUR	09/19/2012	CSI	EUR	(122)	(154)	(2)
USD/EUR	09/19/2012	CCI	EUR	(72)	(91)	(1)
USD/EUR	09/19/2012	CCI	EUR	(34)	(43)	(1)
USD/EUR	09/19/2012	UBS	EUR	(18)	(23)	—
USD/EUR	09/19/2012	UBS	EUR	(72)	(91)	—
USD/EUR	09/19/2012	CCI	EUR	(94)	(119)	—
USD/EUR	09/19/2012	CCI	EUR	(22)	(28)	—
USD/EUR	09/19/2012	DUB	EUR	(3)	(4)	—
USD/EUR	09/19/2012	UBS	EUR	(10)	(13)	—
USD/EUR	09/19/2012	UBS	EUR	(14)	(17)	—
USD/EUR	09/19/2012	CCI	EUR	(49)	(62)	—
USD/GBP	09/19/2012	UBS	GBP	(129)	(203)	(2)
USD/GBP	09/19/2012	CSI	GBP	(82)	(128)	(1)
USD/GBP	09/19/2012	CCI	GBP	(108)	(169)	(1)
USD/GBP	09/19/2012	BCL	GBP	(75)	(117)	(1)
USD/GBP	09/19/2012	CCI	GBP	(8)	(12)	—
USD/GBP	09/19/2012	CCI	GBP	(22)	(34)	—
USD/GBP	09/19/2012	UBS	GBP	(200)	(313)	1
USD/GBP	09/19/2012	CCI	GBP	(10)	(16)	—
USD/GBP	09/19/2012	UBS	GBP	(50)	(78)	—
USD/GBP	09/19/2012	CCI	GBP	(22)	(34)	—
USD/JPY	09/19/2012	BOA	JPY	(13,231)	(166)	1
USD/JPY	09/19/2012	CCI	JPY	(6,940)	(87)	—
USD/JPY	09/19/2012	SCB	JPY	(1,735)	(22)	—
USD/JPY	09/19/2012	CCI	JPY	(3,011)	(38)	—
USD/NOK	09/19/2012	UBS	NOK	(264)	(44)	—
USD/NOK	09/19/2012	UBS	NOK	(66)	(11)	—
USD/NOK	09/19/2012	UBS	NOK	(182)	(31)	—
USD/NOK	09/19/2012	CSI	NOK	(132)	(22)	—
USD/NOK	09/19/2012	DUB	NOK	(38)	(6)	—
USD/NZD	09/19/2012	CSI	NZD	(30)	(24)	—
USD/NZD	09/19/2012	CCI	NZD	(3)	(2)	—
USD/SEK	09/19/2012	CCI	SEK	(719)	(104)	(2)
USD/SEK	09/19/2012	UBS	SEK	(68)	(10)	—
USD/SEK	09/19/2012	CCI	SEK	(291)	(42)	(1)
USD/SEK	09/19/2012	CCI	SEK	(22)	(3)	—
USD/SEK	09/19/2012	CSI	SEK	(239)	(34)	(1)
USD/SEK	09/19/2012	UBS	SEK	(77)	(11)	—
USD/SEK	09/19/2012	UBS	SEK	(308)	(44)	—
USD/SEK	09/19/2012	CSI	SEK	(115)	(17)	—
USD/SEK	09/19/2012	DUB	SEK	(33)	(5)	—
USD/SEK	09/19/2012	UBS	SEK	(159)	(23)	—
					$264	$11

Schedule of Total Return Swap Agreements

Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
JPM	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.45%	12/14/2012	$10	$12
JPM	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.30%	12/14/2012	7	8
JPM	*iShares JPMorgan USD Emerging Markets Bond Fund	1-month Libor - 0.30%	12/14/2012	3	2
MSC	*iShares Barclays Aggregate Bond Fund	Federal Funds Effective Rate + 0.90%	12/14/2012	4	(1)
MSC	*iShares Barclays Aggregate Bond Fund	Federal Funds Effective Rate + 0.50%	12/14/2012	13	(1)
MSC	*iShares Barclays Aggregate Bond Fund	Federal Funds Effective Rate + 0.90%	12/14/2012	3	—
MSC	*JPMorgan Alerian MLP Index ETN	Federal Funds Effective Rate - 4.50%	12/14/2012	46	119
MSC	*JPMorgan Alerian MLP Index ETN	Federal Funds Effective Rate - 4.50%	12/14/2012	9	18
MSC	*SPDR Barclays Capital High Yield Bond Fund ETF	Federal Funds Effective Rate - 0.50%	12/14/2012	47	37
MSC	*SPDR Barclays Capital High Yield Bond Fund ETF	Federal Funds Effective Rate - 0.50%	12/14/2012	9	5
MSC	*Vanguard REIT Index ETF	Federal Funds Effective Rate - 0.25%	12/14/2012	29	63
MSC	*Vanguard REIT Index ETF	Federal Funds Effective Rate - 0.25%	12/14/2012	5	7
					$269

(1) Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued in good faith in accordance with procedures established by the Trust’s Board of Trustees.  Fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Dynamic Risk Advantage - Aggressive Fund

Sector Weightings:	Percentage of Total Investments
Short Term Investments	94.8%
Investment Companies	5.2
Total Investments	100.0%

	Shares/Par †	Value
INVESTMENT COMPANIES - 5.1%
iPath S&P 500 Dynamic VIX ETN	3	$191
iPath S&P 500 VIX Mid-Term Futures ETN	2	104
iShares Barclays Capital 1-3 Year Treasury Bond Fund	—	13
iShares MSCI EAFE Index Fund	2	103
iShares Russell 2000 Index Fund	1	107
SPDR Trust - Series 1	—	53
Vanguard Emerging Markets Vipers	3	119
VelocityShares Daily Inverse VIX Short Term ETN	18	207
Total Investment Companies (cost $881)		897

SHORT TERM INVESTMENTS - 94.2%

Federal Home Loan Bank - 11.5%
Federal Home Loan Bank, 0.11%, 07/25/12 - 09/05/12 (a)	$2,000	2,000

Federal Home Loan Mortgage Corp. - 8.6%
Federal Home Loan Mortgage Corp., 0.11%, 07/30/12 (a)	1,500	1,500

Federal National Mortgage Association - 8.6%
Federal National Mortgage Association, 0.11%, 07/18/12 (a)	1,500	1,500

Investment Company - 19.2%
JNL Money Market Fund, 0.09% (b) (c)	3,354	3,354

Treasury Securities - 46.3%
U.S. Treasury Bill
0.09%, 09/13/12	$7,900	7,898
0.10%, 09/20/12 (d)	200	200
		8,098
Total Short Term Investments (cost $16,452)		16,452

Total Investments - 99.3% (cost $17,333)		17,349
Other Assets and Liabilities, Net - 0.7%		128
Total Net Assets - 100.0%		$17,477

†                       Par amounts are listed in United States Dollars unless otherwise noted.

(a)               This security is a direct debt of the agency and not collateralized by mortgages.

(b)              Investment in affiliate.

(c)               Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

(d)              All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2012

Curian Dynamic Risk Advantage — Aggressive Fund

Notes to Schedules of Investments

Schedule of Open Futures Contracts

	Expiration	Contracts Long	Unrealized Appreciation / (Depreciation)
MSCI Mini EAFE Index Future	September 2012	10	$38
MSCI Mini Emerging Markets Index Future	September 2012	14	26
Russell 2000 Mini Index Future	September 2012	9	39
S&P 500 E-Mini Index Future	September 2012	12	30
U.S. Treasury Note Future, 2-Year	September 2012	39	(2)
			$131

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

AUD/USD	09/19/2012	CCI	AUD	25	$25	$—
AUD/USD	09/19/2012	CCI	AUD	10	10	—
AUD/USD	09/19/2012	UBS	AUD	42	43	1
AUD/USD	09/19/2012	CCI	AUD	15	15	—
AUD/USD	09/19/2012	CSI	AUD	81	82	3
AUD/USD	09/19/2012	BOA	AUD	38	39	1
AUD/USD	09/19/2012	CCI	AUD	3	3	—
BRL/USD	09/19/2012	CCI	BRL	361	177	6
BRL/USD	09/19/2012	CCI	BRL	33	16	—
BRL/USD	09/19/2012	CCI	BRL	50	25	—
CAD/USD	09/19/2012	BOA	CAD	127	125	1
CAD/USD	09/19/2012	CCI	CAD	55	54	1
CAD/USD	09/19/2012	CCI	CAD	14	14	—
CAD/USD	09/19/2012	CCI	CAD	26	25	—
CLP/USD	09/21/2012	CCI	CLP	88,985	176	—
CLP/USD	09/21/2012	CCI	CLP	6,541	13	(1)
CLP/USD	09/21/2012	CCI	CLP	12,394	24	(1)
NOK/USD	09/19/2012	BCL	NOK	357	60	1
NOK/USD	09/19/2012	CCI	NOK	254	43	1
NOK/USD	09/19/2012	UBS	NOK	461	77	1
NOK/USD	09/19/2012	CCI	NOK	71	12	—
NOK/USD	09/19/2012	CCI	NOK	148	25	—
NZD/USD	09/19/2012	CSI	NZD	59	47	3
NZD/USD	09/19/2012	CCI	NZD	17	13	—
NZD/USD	09/19/2012	SCB	NZD	63	50	2
NZD/USD	09/19/2012	RBS	NZD	60	48	3
NZD/USD	09/19/2012	CCI	NZD	32	25	—
NZD/USD	09/19/2012	UBS	NZD	31	25	1
NZD/USD	09/19/2012	CCI	NZD	11	9	—
RUB/USD	09/19/2012	CCI	RUB	5,780	176	1
RUB/USD	09/19/2012	CCI	RUB	416	13	—
RUB/USD	09/19/2012	CCI	RUB	868	26	—
USD/AUD	09/19/2012	UBS	AUD	(19)	(19)	—
USD/BRL	09/19/2012	UBS	BRL	(38)	(19)	—
USD/CAD	09/19/2012	UBS	CAD	(21)	(21)	—
USD/CLP	09/21/2012	UBS	CLP	(8,777)	(17)	—
USD/NOK	09/19/2012	UBS	NOK	(121)	(20)	—
USD/NZD	09/19/2012	UBS	NZD	(25)	(20)	—
USD/RUB	09/19/2012	UBS	RUB	(489)	(15)	—
USD/ZAR	09/19/2012	UBS	ZAR	(143)	(17)	(1)
ZAR/USD	09/19/2012	CCI	ZAR	1,492	180	6
ZAR/USD	09/19/2012	CCI	ZAR	100	12	—
ZAR/USD	09/19/2012	CCI	ZAR	198	24	—
					$1,583	$29

Schedule of Total Return Swap Agreements

Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)	Unrealized Appreciation / (Depreciation)
BOA	*iPath S&P 500 VIX Mid-Term Futures ETN	1-week Libor + 0.32%	12/14/2012	$31	$(78)
JPM	*VelocityShares Daily Inverse VIX Short-Term ETN	1-week Libor - 0.20%	12/14/2012	71	72
MSI	*iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.50%	12/14/2012	23	(38)
BOA	*iPath S&P 500 Dynamic VIX ETN	Federal Funds Effective Rate + 0.35%	12/14/2012	4	(4)
					$(48)

(1) Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

Curian Dynamic Risk Advantage - Income Fund

Sector Weightings:	Percentage of Total Investments
Investment Companies	93.8%
Short Term Investments	6.2
Total Investments	100.0%

	Shares	Value
INVESTMENT COMPANIES - 90.8%
iShares Barclays Capital 1-3 Year Treasury Bond Fund	81	$6,829
iShares Barclays Credit Bond Fund	8	939
iShares Barclays Short Treasury Bond Fund	3	370
iShares JPMorgan USD Emerging Markets Bond Fund	8	958
PowerShares Preferred Portfolio	66	963
SPDR Barclays Capital High Yield Bond ETF	24	951
SPDR Dow Jones Global Real Estate ETF	25	985
SPDR S&P Dividend ETF	17	941
SPDR S&P International Dividend ETF	20	881
Vanguard Short-Term Bond ETF	5	371
Total Investment Companies (cost $14,111)		14,188

SHORT TERM INVESTMENTS - 6.0%
Investment Company - 6.0%
JNL Money Market Fund, 0.09% (a) (b)	937	937
Total Short Term Investments (cost $937)		937

Total Investments - 96.8% (cost $15,048)		15,125
Other Assets and Liabilities, Net - 3.2%		502
Total Net Assets - 100.0%		$15,627

(a)	Investment in affiliate.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Curian/American Funds Growth Fund

INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth Fund Class 1	22	$1,226
Total Investment Companies (cost $1,242)		1,226

Total Investments - 100.0% (cost $1,242)		1,226
Other Assets and Liabilities, Net — (0.0%)		(1)
Total Net Assets - 100.0%		$1,225

Curian/Epoch Global Shareholder Yield Fund

Sector Weightings:	Percentage of Total Investments
Consumer Staples	19.0%
Telecommunication Services	14.9
Utilities	12.9
Consumer Discretionary	10.2
Industrials	9.7
Health Care	8.4
Energy	7.5
Financials	5.7
Information Technology	5.0
Materials	2.5
Short Term Investments	4.2
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 10.3%
Comcast Corp. - Special Class A	3	$98
Compass Group Plc	7	71
Daimler AG	2	111
Genuine Parts Co.	1	58
Mattel Inc.	3	98
McDonald’s Corp.	1	53
Pearson Plc	9	177
ProSiebenSat.1 Media AG	2	51
Regal Entertainment Group - Class A	7	90
Shaw Communications Inc. - Class B	5	89
Time Warner Inc.	2	69
		965
CONSUMER STAPLES - 19.1%
Altria Group Inc.	5	166
Anheuser-Busch InBev NV	2	177
British American Tobacco Plc	2	85
Coca-Cola Co.	1	57
Coca-Cola Enterprises Inc.	2	50
Diageo Plc - ADR	1	111
HJ Heinz Co.	1	49
Imperial Tobacco Group Plc	4	158
Kimberly-Clark Corp.	2	157
Lorillard Inc.	1	136
Nestle SA	3	152
PepsiCo Inc.	1	47
Philip Morris International Inc.	2	139
Reckitt Benckiser Group Plc	1	68
Reynolds American Inc.	3	134
Unilever Plc	1	50
WM Morrison Supermarkets Plc	12	49
		1,785
ENERGY - 7.6%
ConocoPhillips	1	71
Diamond Offshore Drilling Inc.	1	66
Enterprise Products Partners LP	1	77
Exxon Mobil Corp.	1	53
Kinder Morgan Energy Partners LP	1	98
MarkWest Energy Partners LP	1	46
Royal Dutch Shell Plc - ADR - Class A	2	128
Spectra Energy Corp.	2	50
Total SA	3	119
		708
FINANCIALS - 5.2%
Arthur J. Gallagher & Co.	3	100
Muenchener Rueckversicherungs AG	1	114
NYSE Euronext	2	63
SCOR SE	5	110
Travelers Cos. Inc.	1	52
Westpac Banking Corp.	2	49
		488
HEALTH CARE - 8.5%
Abbott Laboratories	1	63
AstraZeneca Plc - ADR	3	114
Bayer AG	1	54
Bristol-Myers Squibb Co.	2	74
GlaxoSmithKline Plc	4	89
Johnson & Johnson	1	72
Merck & Co. Inc.	2	74
Novartis AG	2	90

See accompanying Notes to Financial Statements.

	Shares	Value
Roche Holding AG	1	91
Sanofi-Aventis SA	1	73
		794
INDUSTRIALS - 9.7%
BAE Systems Plc	20	89
Emerson Electric Co.	2	88
Firstgroup Plc	26	93
Honeywell International Inc.	2	90
Lockheed Martin Corp.	1	120
Meggitt Plc	11	67
Orkla ASA	9	64
Pitney Bowes Inc.	4	56
RR Donnelley & Sons Co.	6	67
Vinci SA	2	108
Waste Management Inc.	2	68
		910
INFORMATION TECHNOLOGY - 5.0%
Automatic Data Processing Inc.	1	56
Diebold Inc.	2	59
Microchip Technology Inc.	3	116
Microsoft Corp.	3	84
Oracle Corp.	3	89
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5	64
		468
MATERIALS - 2.6%
BASF SE	2	117
EI Du Pont de Nemours & Co.	2	121
		238
TELECOMMUNICATION SERVICES - 15.0%
AT&T Inc.	3	119
BCE Inc.	4	184
CenturyTel Inc.	4	144
China Mobile Ltd. - ADR	2	108
Deutsche Telekom AG	5	56
France Telecom SA	6	80
Philippine Long Distance Telephone Co. - ADR	1	64
Rogers Communications Inc. - Class B	2	76
Swisscom AG	—	132
Verizon Communications Inc.	4	159
Vivendi SA	5	94
Vodafone Group Plc	65	182
		1,398
UTILITIES - 13.0%
CMS Energy Corp.	3	75
CPFL Energia SA	3	42
Duke Energy Corp.	2	55
Integrys Energy Group Inc.	3	147
National Grid Plc	14	151
NiSource Inc.	2	47
PPL Corp.	2	46
Progress Energy Inc.	2	113
SCANA Corp.	1	59
Southern Co.	1	46
SSE Plc	5	98
TECO Energy Inc.	4	79
Terna Rete Elettrica Nazionale SpA	24	88
United Utilities Group Plc	9	98
Vectren Corp.	2	67
		1,211
Total Common Stocks (cost $8,842)		8,965

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
MetLife Inc., 6.50%, (callable at 25 beginning 08/17/2012) (a)	2	53
Total Preferred Stocks (cost $52)		53

SHORT TERM INVESTMENTS - 4.2%
Investment Company - 4.2%
JNL Money Market Fund, 0.09% (b) (c)	394	394
Total Short Term Investments (cost $394)		394

Total Investments - 100.8% (cost $9,288)		9,412
Other Assets and Liabilities, Net - (0.8%)		(70)
Total Net Assets - 100.0%		$9,342

(a)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Investments by Country*:	Percentage of Total Long-Term Investments
Australia	0.5%
Belgium	1.9
Brazil	0.5
Canada	3.9
France	6.5
Germany	5.6
Hong Kong	1.2
Italy	1.0
Netherlands	1.4
Norway	0.7
Philippines	0.7
Switzerland	5.2
Taiwan	0.7
United Kingdom	19.4
United States	50.8
Total Long-Term Investments	100.0%

*

A summary of investments by country is presented for Curian/Epoch Global Shareholder Yield Fund because its strategy includes investment in non-U.S. denominated securities which were deemed significant by the Fund’s Adviser.

See accompanying Notes to Financial Statements.

Curian/FAMCO Flex Core Covered Call Fund

Sector Weightings:	Percentage of Total Investments
Consumer Staples	21.5%
Information Technology	19.1
Consumer Discretionary	14.4
Industrials	14.0
Energy	6.6
Health Care	6.6
Telecommunication Services	5.4
Materials	5.2
Financials	2.5
Investment Companies	1.5
Short Term Investments	3.2
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 14.9%
Coach Inc.	3	$169
Home Depot Inc.	6	313
McDonald’s Corp.	4	319
Time Warner Inc.	6	227
Whirlpool Corp.	4	251
		1,279
CONSUMER STAPLES - 22.3%
HJ Heinz Co.	9	479
Kraft Foods Inc. - Class A	9	340
PepsiCo Inc.	4	290
Philip Morris International Inc.	6	558
Wal-Mart Stores Inc.	4	244
		1,911
ENERGY - 6.9%
Chevron Corp.	4	433
ConocoPhillips	3	156
		589
FINANCIALS - 2.6%
NYSE Euronext	9	225

HEALTH CARE - 6.8%
Medtronic Inc.	5	182
Pfizer Inc.	17	400
		582
INDUSTRIALS - 14.5%
Deere & Co.	2	129
General Electric Co.	12	242
Union Pacific Corp.	3	334
United Parcel Service Inc. - Class B	4	323
United Technologies Corp.	3	212
		1,240
INFORMATION TECHNOLOGY - 19.7%
Apple Inc. (a)	1	292
Intel Corp.	15	387
International Business Machines Corp.	2	469
Microsoft Corp.	12	376
QUALCOMM Inc.	3	167
		1,691
MATERIALS - 5.4%
Dow Chemical Co.	6	186
EI Du Pont de Nemours & Co.	5	273
		459
TELECOMMUNICATION SERVICES - 5.5%
AT&T Inc.	8	267
Verizon Communications Inc.	5	209
		476
Total Common Stocks (cost $8,233)		8,452

INVESTMENT COMPANIES - 1.6%
SPDR S&P 500 ETF Trust - Series 1	1	136
Total Investment Companies (cost $136)		136

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 3.3%
JNL Money Market Fund, 0.09% (b) (c)	286	286
Total Short Term Investments (cost $286)		286

Total Investments - 103.5% (cost $8,655)		8,874
Other Assets and Liabilities, Net - (3.5%)		(297)
Total Net Assets - 100.0%		$8,577

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2012

Curian/FAMCO Flex Core Covered Call Fund

Notes to Schedules of Investments

Schedule of Written Call Options

		Expiration Date	Exercise Price	Contracts	Value

Options on Securities
Apple Inc.		07/21/2012	560.00	2	$(6)
Apple Inc.		08/18/2012	595.00	3	(6)
AT&T Inc.		10/20/2012	35.00	60	(7)
AT&T Inc.		10/20/2012	36.00	15	(1)
Chevron Corp.		08/18/2012	105.00	5	(2)
Chevron Corp.		09/22/2012	110.00	36	(6)
Coach Inc.		08/18/2012	65.00	29	(2)
ConocoPhillips		08/18/2012	55.00	22	(4)
ConocoPhillips		08/18/2012	57.50	6	(1)
Deere & Co	.	09/22/2012	85.00	16	(3)
Dow Chemical Co.		09/22/2012	35.00	59	(2)
Du Pont de Nemours & Co	.	10/20/2012	52.50	54	(7)
General Electric Co.		10/20/2012	21.00	116	(10)
HJ Heinz Co.		09/22/2012	55.00	74	(7)
HJ Heinz Co.		07/21/2012	55.00	4	—
HJ Heinz Co.		08/18/2012	55.00	10	(1)
Home Depot Inc.		07/21/2012	52.50	7	(1)
Home Depot Inc.		08/18/2012	52.50	52	(10)
Intel Corp.		09/22/2012	28.00	145	(7)
International Business Machines Corp.		10/20/2012	210.00	8	(2)
International Business Machines Corp.		07/21/2012	200.00	3	(1)
International Business Machines Corp.		07/21/2012	205.00	11	(1)
International Business Machines Corp.		07/21/2012	210.00	2	—
McDonald’s Corp.		09/22/2012	95.00	36	(1)
Medtronic Inc.		08/18/2012	40.00	47	(2)
Microsoft Corp.		07/21/2012	31.00	19	(1)
Microsoft Corp.		07/21/2012	32.00	81	(1)
Microsoft Corp.		09/22/2012	31.00	23	(2)
NYSE Euronext		09/22/2012	27.00	65	(3)
NYSE Euronext		09/22/2012	28.00	23	(1)
PepsiCo Inc.		10/20/2012	72.50	36	(4)
PepsiCo Inc.		08/18/2012	70.00	5	(1)
Pfizer Inc.		07/21/2012	23.00	51	(1)
Pfizer Inc.		08/18/2012	23.00	123	(6)
Philip Morris International		08/18/2012	87.50	7	(1)
Philip Morris International		09/22/2012	90.00	57	(8)
Qualcomm Inc.		10/20/2012	57.50	30	(8)
SPDR S&P 500 ETF Trust		07/21/2012	131.00	10	(6)
Time Warner Inc.		10/20/2012	39.00	59	(8)
Union Pacific Corp.		11/17/2012	120.00	22	(14)
Union Pacific Corp.		08/18/2012	120.00	6	(2)
United Parcel Service Inc. - Class B		07/21/2012	80.00	36	(1)
United Parcel Service Inc. - Class B		08/18/2012	80.00	5	(1)
United Technologies Corp.		08/18/2012	77.50	28	(3)
Verizon Communications Inc.		10/20/2012	44.00	2	—
Verizon Communications Inc.		10/20/2012	45.00	29	(3)
Verizon Communications Inc.		09/22/2012	44.00	16	(2)
Wal-Mart Stores Inc.		09/22/2012	70.00	33	(6)
Whirlpool Corp.		07/21/2012	62.50	38	(6)
Whirlpool Corp.		07/21/2012	65.00	3	—
				1,629	$(179)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	(4,683)	(494)
Options closed during the period	2,595	290
Options expired during the period	459	23
Options outstanding at June 30, 2012	(1,629)	$(181)

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

Curian/Franklin Templeton Natural Resources Fund

Sector Weightings:	Percentage of Total Investments
Energy	63.7%
Materials	16.5
Industrials	1.1
Consumer Staples	0.5
Information Technology	0.3
Rights	0.0
Short Term Investments	17.9
Total Investments	100.0%

	Shares	Value
COMMON STOCKS - 95.0%
CONSUMER STAPLES - 0.5%
Bunge Ltd.	14	$894

ENERGY - 73.8%
Alpha Natural Resources Inc. (a)	97	845
Anadarko Petroleum Corp.	93	6,180
Apache Corp.	40	3,555
Baker Hughes Inc.	40	1,654
BP Plc - ADR	35	1,403
C&C Energia Ltd. (a)	47	258
C&J Energy Services Inc. (a)	53	977
Cameron International Corp. (a)	83	3,551
Canadian Natural Resources Ltd.	68	1,815
Chariot Oil & Gas Ltd (a)	317	510
Chevron Corp.	59	6,214
Cimarex Energy Co.	23	1,290
Cobalt International Energy Inc. (a)	54	1,271
Concho Resources Inc. (a)	13	1,145
Devon Energy Corp.	85	4,921
Dresser-Rand Group Inc. (a)	24	1,082
Dril-Quip Inc. (a)	18	1,158
Ensco Plc - Class A	52	2,459
Exxon Mobil Corp.	67	5,742
FMC Technologies Inc. (a)	47	1,856
Forum Energy Technologies Inc. (a)	15	292
Gran Tierra Energy Inc. (a)	221	1,085
Halliburton Co.	203	5,775
Hess Corp.	43	1,853
Hornbeck Offshore Services Inc. (a)	35	1,361
HRT Participacoes em Petroleo SA (a)	38	118
Key Energy Services Inc. (a)	203	1,543
Kodiak Oil & Gas Corp. (a)	159	1,303
Kosmos Energy Ltd. (a)	68	746
Marathon Oil Corp.	48	1,233
Marathon Petroleum Corp.	46	2,084
MEG Energy Corp. (a)	28	996
National Oilwell Varco Inc.	39	2,542
Noble Corp.	37	1,192
Noble Energy Inc.	41	3,503
Occidental Petroleum Corp.	75	6,433
Oceaneering International Inc.	29	1,402
OGX Petroleo e Gas Participacoes SA (a)	134	367
Oil States International Inc. (a)	33	2,181
Patterson-UTI Energy Inc.	82	1,196
PDC Energy Inc. (a)	62	1,509
Peabody Energy Corp.	119	2,906
Petroleo Brasileiro SA - ADR	84	1,515
PHI Inc. (a)	24	669
Phillips 66 (a)	12	392
Pioneer Drilling Co. (a)	130	1,035
QEP Resources Inc.	68	2,034
Rowan Cos. Plc - Class A (a)	42	1,356
Schlumberger Ltd.	108	6,991
SM Energy Co.	45	2,210
SouthGobi Resources Ltd. (a)	24	89
Southwestern Energy Co. (a)	52	1,649
Superior Energy Services Inc. (a)	106	2,139
Tidewater Inc.	23	1,064
Total SA - ADR	64	2,886
Triangle Petroleum Corp. (a)	244	1,362
Tullow Oil Plc	103	2,369
Weatherford International Ltd. (a)	168	2,117
Whiting Petroleum Corp. (a)	56	2,293
		121,676
INDUSTRIALS - 1.3%
Boart Longyear Ltd.	253	753
Robbins & Myers Inc.	31	1,305
		2,058
INFORMATION TECHNOLOGY - 0.3%
RigNet Inc. (a)	32	551

MATERIALS - 19.1%
Allied Gold Mining Plc (a)	61	144
AngloGold Ashanti Ltd. - ADR	37	1,286
Barrick Gold Corp.	30	1,123
BHP Billiton Plc - ADR	59	3,369
Celanese Corp.	30	1,052
CGA Mining Ltd. (a)	234	424
Cliffs Natural Resources Inc.	22	1,104
Colossus Minerals Inc. (a)	1	5
Freeport-McMoRan Copper & Gold Inc.	80	2,719
G-Resources Group Ltd. (a)	6,585	373
Goldcorp Inc.	16	590
Guyana Goldfields Inc. (a)	101	232
Iluka Resources Ltd.	35	413
Imperial Metals Corp. (a)	66	600
Ivanhoe Australia Ltd. (a)	376	233
Ivanhoe Mines Ltd. (a)	42	410
LyondellBasell Industries NV - Class A	20	801
MAG Silver Corp. (a)	46	404
Minmetals Resources Ltd. (a) (b)	1,578	667
Nautilus Minerals Inc. (a)	78	82
Newcrest Mining Ltd.	72	1,666
North American Palladium Ltd. (a)	152	308
Osisko Mining Corp. (a)	161	1,106
PanAust Ltd. (a)	232	662
Rangold Resources Ltd. - ADR	14	1,296
Rio Tinto Plc - ADR	44	2,118
Romarco Minerals Inc. (a)	663	345
Sandfire Resources NL (a)	129	958
Silver Lake Resources Ltd. (a)	114	330
St. Barbara Ltd. (a)	171	311
Tahoe Resources Inc. (a)	50	692
Teck Cominco Ltd. - Class B	66	2,030
United States Steel Corp.	21	425
Vale SA - ADR	58	1,126
Walter Energy Inc.	28	1,248
Xstrata Plc	74	935
		31,587
Total Common Stocks (cost $158,507)		156,766

RIGHTS - 0.0%
Ivanhoe Mines Ltd. (a)	21	19
Total Rights (cost $0)		19

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
SHORT TERM INVESTMENTS - 20.7%
Investment Company - 20.7%
JNL Money Market Fund, 0.09% (c) (d)	34,188	34,188
Total Short Term Investments (cost $34,188)		34,188

Total Investments - 115.7% (cost $192,695)		190,973
Other Assets and Liabilities, Net - (15.7%)		(25,975)
Total Net Assets - 100.0%		$164,998

(a)	Non-income producing security.
(b)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser and Fund deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $667.

(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Curian/Nicholas Convertible Arbitrage Fund

Sector Weightings:	Percentage of Total Investments
Health Care	27.8%
Information Technology	23.3
Industrials	14.6
Consumer Discretionary	13.5
Financials	7.5
Materials	3.7
Energy	3.2
Telecommunication Services	1.7
Short Term Investments	4.7
Total Investments	100.0%

	Shares/Par †	Value
CORPORATE BONDS AND NOTES - 100.1%
CONSUMER DISCRETIONARY - 14.8%
D.R. Horton Inc., 2.00%, 05/15/14 (a) (b)	$2,850	$4,240
Gaylord Entertainment Co., 3.75%, 10/01/14 (a) (b) (c)	1,895	2,826
Group 1 Automotive Inc., 3.00%, 03/15/20 (a) (b)	1,100	1,515
Iconix Brand Group Inc., 2.50%, 06/01/16 (a) (b) (c)	2,345	2,260
International Game Technology, 3.25%, 05/01/14 (a) (b) (c)	2,850	3,146
MGM Resorts International, 4.25%, 04/15/15 (a) (b)	4,445	4,506
Priceline.com Inc., 1.00%, 03/15/18 (a) (c)	2,350	2,476
Ryland Group Inc., 1.63%, 05/15/18 (a)	2,200	2,409
		23,378
ENERGY - 2.8%
Green Plains Renewable Energy Inc., 5.75%, 11/01/15 (a) (b)	1,740	1,514
InterOil Corp., 2.75%, 11/15/15 (a) (b)	750	704
Peabody Energy Corp., 4.75%, 12/15/41 (a) (b)	2,800	2,271
		4,489
FINANCIALS - 5.9%
Annaly Capital Management Inc., 4.00%, 02/15/15 (a) (b)	5,075	6,230
Jefferies Group Inc., 3.88%, 11/01/29 (a) (b)	3,375	3,050
		9,280
HEALTH CARE - 30.3%
Corsicanto Ltd., 3.50%, 01/15/32 (a) (b) (c)	1,330	2,399
Gilead Sciences Inc., 1.00%, 05/01/14 (a) (b)	2,710	3,367
Hologic Inc., 2.00%, 12/15/37 (a) (b) (d)	2,725	2,868
Illumina Inc., 0.25%, 03/15/16 (a) (b) (c)	3,305	2,950
Insulet Corp., 3.75%, 06/15/16 (a) (b)	3,085	3,428
Lincare Holdings Inc., 2.75%, 11/01/37 (a) (b)	3,450	4,748
Medicines Co., 1.38%, 06/01/17 (a)	2,625	2,681
Medicis Pharmaceutical Corp., 1.38%, 06/01/17 (a) (b)	3,370	3,340
Medivation Inc., 2.63%, 04/01/17 (a)	3,400	4,059
NuVasive Inc., 2.75%, 07/01/17 (a) (b)	4,025	3,970
Onyx Pharmaceuticals Inc., 4.00%, 08/15/16 (a)	1,650	3,001
Salix Pharmaceuticals Ltd., 1.50%, 03/15/19 (a) (c)	4,175	4,467
Teva Pharmaceutical Finance Co. LLC, 0.25%, 02/01/26 (a)	2,400	2,502
Theravance Inc., 3.00%, 01/15/15 (a)	1,000	1,086
Volcano Corp., 2.88%, 09/01/15 (a)	2,475	2,989
		47,855
INDUSTRIALS - 14.3%
AirTran Holdings Inc., 5.25%, 11/01/16 (a) (b)	3,002	3,839
Avis Budget Group Inc., 3.50%, 10/01/14 (a) (b)	1,450	1,809
Chart Industries Inc., 2.00%, 08/01/18 (a) (b)	3,250	4,001
Greenbrier Cos. Inc., 3.50%, 04/01/18 (a) (b)	2,620	2,309
Navistar International Corp., 3.00%, 10/15/14 (a) (b)	4,325	4,033
Titan Machinery Inc., 3.75%, 05/01/19 (a) (c)	4,060	4,040
Wabash National Corp., 3.38%, 05/01/18 (a)	2,725	2,612
		22,643
INFORMATION TECHNOLOGY - 25.6%
Alliance Data Systems Corp., 1.75%, 08/01/13 (a) (b)	1,685	2,919
Ciena Corp., 4.00%, 03/15/15 (a) (b) (c)	4,130	4,615
DealerTrack Holdings Inc., 1.50%, 03/15/17 (a) (b) (c)	2,880	3,038
Electronic Arts Inc., 0.75%, 07/15/16 (a) (b) (c)	3,825	3,347
Ixia, 3.00%, 12/15/15 (a) (b)	1,775	1,810
Lam Research Corp., 1.25%, 05/15/18 (a) (b)	2,725	2,688
Micron Technology Inc., 1.88%, 08/01/31 (a) (b) (c)	3,250	2,905
Nuance Communications Inc., 2.75%, 11/01/31 (a) (b) (c)	3,500	3,863
SanDisk Corp., 1.50%, 08/15/17 (a)	3,940	4,053
Symantec Corp., 1.00%, 06/15/13 (a)	2,355	2,411
TIBCO Software Inc., 2.25%, 05/01/32 (a) (c)	3,250	3,157
Vishay Intertechnology Inc., 2.25%, 06/01/42 (a) (c)	2,355	2,208
Xilinx Inc., 3.13%, 03/15/37 (a)	2,845	3,393
		40,407
MATERIALS - 4.3%
Allegheny Technologies Inc., 4.25%, 06/01/14 (a) (b)	1,265	1,463
Kaiser Aluminum Corp., 4.50%, 04/01/15 (a) (b)	2,945	3,644
Royal Gold Inc., 2.88%, 06/15/19 (a)	1,605	1,681
		6,788

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 2.1%
SBA Communications Corp., 4.00%, 10/01/14 (a)	1,740	3,357
Total Corporate Bonds and Notes (cost $155,578)		158,197

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 3.0%
JNL Money Market Fund, 0.09% (e) (f)	4,803	4,803
Total Short Term Investments (cost $4,803)		4,803

Total Investments - 103.1% (cost $160,381)		163,000
Total Securities Sold Short - (39.1%) (proceeds $59,502)		(61,749)
Other Assets and Liabilities, Net - 36.0%		56,856
Total Net Assets - 100.0%		$158,107

SECURITIES SOLD SHORT (g) - 39.1%
COMMON STOCKS - 39.1%
CONSUMER DISCRETIONARY - 6.2%
DR Horton Inc.	160	$2,933
Gaylord Entertainment Co.	52	1,993
Group 1 Automotive Inc.	27	1,209
Iconix Brand Group Inc.	22	384
International Game Technology	43	674
MGM Resorts International	84	939
Priceline.com Inc.	1	841
Ryland Group Inc.	30	778
		9,751
ENERGY - 0.8%
Green Plains Renewable Energy Inc.	54	338
InterOil Corp.	2	172
Peabody Energy Corp.	30	728
		1,238
FINANCIALS - 1.1%
Annaly Capital Management Inc.	81	1,366
Jefferies Group Inc.	27	346
		1,712
HEALTH CARE - 12.5%
Amarin Corp. Plc - ADR	130	1,877
Gilead Sciences Inc.	30	1,539
Hologic Inc.	73	1,324
Illumina Inc.	3	109
Insulet Corp.	51	1,087
Lincare Holdings Inc.	54	1,820
Medicines Co.	29	672
Medicis Pharmaceutical Corp. - Class A	26	886
Medivation Inc.	23	2,108
NuVasive Inc.	35	880
Onyx Pharmaceuticals Inc.	37	2,487
Salix Pharmaceuticals Ltd.	45	2,436
Teva Pharmaceutical Industries Ltd. - ADR	19	765
Theravance Inc.	15	343
Volcano Corp.	49	1,391
		19,724
INDUSTRIALS - 5.0%
Avis Budget Group Inc.	55	842
Chart Industries Inc.	32	2,211
Greenbrier Cos. Inc.	21	362
Navistar International Corp.	26	732
Southwest Airlines Co.	98	902
Titan Machinery Inc.	58	1,750
Wabash National Corp.	167	1,108
		7,907
INFORMATION TECHNOLOGY - 10.6%
Alliance Data Systems Corp.	15	1,971
Ciena Corp.	72	1,186
DealerTrack Holdings Inc.	58	1,733
Electronic Arts Inc.	48	590
Ixia	50	606
Lam Research Corp.	19	735
Micron Technology Inc.	209	1,319
Nuance Communications Inc.	60	1,418
SanDisk Corp.	45	1,651
Symantec Corp.	31	451
TIBCO Software Inc.	32	961
Vishay Intertechnology Inc.	180	1,693
Xilinx Inc.	73	2,444
		16,758
MATERIALS - 1.9%
Allegheny Technologies Inc.	16	496
Kaiser Aluminum Corp.	37	1,897
Royal Gold Inc.	8	635
		3,028
TELECOMMUNICATION SERVICES - 1.0%
SBA Communications Corp.	29	1,631
Total Securities Sold Short - 39.1% (proceeds $59,502)		$61,749

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Convertible security.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser and Fund deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $47,697.

(d)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of June 30, 2012.
(e)	Investment in affiliate.
(f)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.
(g)	Securities sold short are non-income producing.

See accompanying Notes to Financial Statements.

Curian/PIMCO Credit Income Fund

Sector Weightings:	Percentage of Total Investments
Government Securities	35.9%
Financials	22.6
Energy	7.7
Consumer Discretionary	3.5
Industrials	2.9
Consumer Staples	2.7
Non-U.S. Government Agency ABS	2.3
Utilities	2.3
Telecommunication Services	2.1
Materials	1.7
Health Care	1.7
Short Term Investments	14.6
Total Investments	100.0%

	Shares/Par †	Value
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.4%
American Airlines Pass-Through Trust, 5.25%, 01/31/21	$58	$60
Continental Airlines Pass-Through Trust, 7.25%, 11/10/19	63	71
CVS Pass-Through Trust, 7.71%, 01/10/32 (a)	67	83
Total Non-U.S. Government Agency Asset-Backed Securities (cost $215)		214

CORPORATE BONDS AND NOTES - 47.5%
CONSUMER DISCRETIONARY - 3.6%
Aviation Capital Group Corp., 7.13%, 10/15/20 (a)	50	51
Comcast Corp., 6.50%, 01/15/17	50	59
HD Supply Inc., 8.13%, 04/15/19 (a)	30	32
MCE Finance Ltd., 10.25%, 05/15/18	50	57
MGM Resorts International, 10.38%, 05/15/14	60	68
Wynn Las Vegas LLC, 5.38%, 03/15/22 (a)	60	60
		327
CONSUMER STAPLES - 2.8%
Altria Group Inc., 9.25%, 08/06/19 (b)	50	69
Kraft Foods Inc., 3.50%, 06/06/22 (c)	70	72
Reynolds Group Issuer Inc., 7.88%, 08/15/19 (a)	50	54
Wal-Mart Stores Inc., 4.25%, 04/15/21	50	58
		253
ENERGY - 7.7%
Anadarko Petroleum Corp., 8.70%, 03/15/19	70	92
Canadian Oil Sands Ltd., 7.75%, 05/15/19 (a)	50	61
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	40	43
Gazprom Via Gaz Capital SA, 9.25%, 04/23/19	100	125
Petrobras International Finance Co., 5.75%, 01/20/20	90	98
Pioneer Natural Resources Co.
6.88%, 05/01/18	50	59
3.95%, 07/15/22	10	10
Rockies Express Pipeline LLC, 6.85%, 07/15/18 (a)	57	56
SandRidge Energy Inc., 8.13%, 10/15/22 (a)	50	51
TNK-BP Finance SA, 7.50%, 07/18/16 (a)	100	111
		706
FINANCIALS - 22.7%
Ally Financial Inc., 3.87%, 06/20/14 (d)	70	70
Banco do Brasil SA NY, 0.00%, 06/28/13 (e)	100	99
Citigroup Inc., 6.13%, 05/15/18	200	223
Ford Motor Credit Co. LLC, 7.00%, 04/15/15	100	111
Goldman Sachs Group Inc., 7.50%, 02/15/19	180	205
HSBC Bank USA, 4.88%, 08/24/20	110	113
International Lease Finance Corp., 7.13%, 09/01/18 (a)	90	99
JPMorgan Chase & Co., 7.25%, 02/01/18	200	239
Lloyds TSB Bank Plc, 5.80%, 01/13/20 (a)	100	107
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	210	235
Morgan Stanley, 7.30%, 05/13/19	190	205
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (a) (f)	100	77
SLM Corp., 8.00%, 03/25/20	50	55
TransCapitalInvest Ltd., 8.70%, 08/07/18 (a)	100	125
Wells Fargo Bank NA, 5.95%, 08/26/36	100	118
		2,081
HEALTH CARE - 1.7%
Amgen Inc., 4.10%, 06/15/21	80	86
HCA Inc., 8.50%, 04/15/19	60	67
		153
INDUSTRIALS - 2.9%
ABB Finance USA Inc., 1.63%, 05/08/17	30	30
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (a)	43	44
General Electric Co., 5.25%, 12/06/17	130	152
Penske Truck Leasing Co. LP, 3.75%, 05/11/17 (a)	40	41
		267
MATERIALS - 1.7%
Georgia-Pacific LLC, 7.38%, 12/01/25	50	64
Rock-Tenn Co., 4.90%, 03/01/22 (a)	30	31
Weyerhaeuser Co., 7.38%, 10/01/19	50	59
		154
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc., 5.50%, 02/01/18	50	59
Telefonica Emisiones SAU, 3.99%, 02/16/16	100	89
Verizon Communications Inc., 6.10%, 04/15/18	40	49
		197
UTILITIES - 2.3%
Energy Future Holdings Corp., 10.00%, 12/01/20	70	76
MidAmerican Energy Holdings Co., 6.50%, 09/15/37	50	66
NRG Energy Inc.
8.25%, 09/01/20	50	52
7.88%, 05/15/21	20	20
		214
Total Corporate Bonds and Notes (cost $4,295)		4,352

GOVERNMENT AND AGENCY OBLIGATIONS - 36.2%
GOVERNMENT SECURITIES - 36.2%
U.S. Treasury Securities - 36.2%
U.S. Treasury Bond, 3.13%, 11/15/41	260	280
U.S. Treasury Note
2.00%, 11/15/21 - 02/15/22	565	584

See accompanying Notes to Financial Statements.

	Shares/Par †	Value
1.75%, 05/15/22	2,430	2,450
Total Government and Agency Obligations (cost $3,277)		3,314

PURCHASED OPTIONS - 0.0%
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	—	2
Total Options (cost $2)		2

SHORT TERM INVESTMENTS - 14.7%
Investment Company - 1.6%
JNL Money Market Fund, 0.09% (g) (h)	145	145

Treasury Securities - 13.1%
U.S. Treasury Bill
0.16%, 04/04/13	$100	100
0.17%, 05/02/13	800	799
0.17%, 05/30/13	300	299
		1,198
Total Short Term Investments (cost $1,343)		1,343

Total Investments - 100.8% (cost $9,132)		9,225
Other Assets and Liabilities, Net - (0.8%)		(70)
Total Net Assets - 100.0%		$9,155

†	Par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.
(a)

Rule 144A or Section 4(2) liquid security. Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, which provides an exemption from the registration requirements for resale of this security to an institutional investor. The Sub-Adviser and Fund deemed this security to be liquid based on procedures approved by the Board. As of June 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was $1,083.

(b)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(c)

Restricted security. Restricted as to public resale. Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor. See Restricted Securities note in the Notes to Schedules of Investments.

(d)	Variable rate security. Rate stated was in effect as of June 30, 2012.
(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(f)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(g)	Investment in affiliate.
(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands, except contracts)

June 30, 2012

Curian/PIMCO Credit Income Fund

Notes to Schedules of Investments

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The Fund held the following restricted security, including Rule 144A securities that have been deemed illiquid, at June 30, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
Kraft Foods Inc., 3.50%, 06/06/22	06/06/2012	$71	$72	0.8%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	2	$(1)

Summary of Written Options

	Contracts	Premiums
Options outstanding at inception	—	$—
Options written during the period	(2)	(2)
Options closed during the period	—	—
Options expired during the period	—	—
Options outstanding at June 30, 2012	(2)	$(2)

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (3)	Fixed Received / Pay Rate (5)	Expiration Date	Notional Amount (1).(4)	Value	Unrealized Appreciation
Credit default swap agreements - sell protection(2)
BOA	CDX.IG-18	1.13%	1.00%	06/20/2017	$(3,400)	$(20)	$9
CSI	CDX.IG-18	1.13%	1.00%	06/20/2017	(2,865)	(17)	3
GSI	CDX.IG-18	1.13%	1.00%	06/20/2017	(425)	(3)	1
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	1.49%	1.00%	06/20/2017	(100)	(2)	1
MSC	People’s Republic of China, 4.75%, 10/29/2013	1.15%	1.00%	06/20/2017	(60)	—	1
GSI	Republic of Korea, 4.88%, 09/22/2014	1.17%	1.00%	06/20/2017	(100)	(1)	1
DUB	Russian Federation, 7.50%, 03/31/2030	2.26%	1.00%	06/20/2017	(60)	(4)	1
GSI	United Mexican States, 5.95%, 03/29/2019	1.33%	1.00%	06/20/2017	(100)	(2)	1
					$(7,110)	$(49)	$18

(1)Notional amount is stated in USD.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging market country and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(5)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Schedules of Investments (in thousands)

June 30, 2012

Curian/PineBridge Merger Arbitrage Fund

Sector Weightings:	Percentage of Total Investments
Industrials	14.8%
Consumer Discretionary	9.6
Information Technology	5.1
Health Care	4.4
Telecommunication Services	3.2
Utilities	1.5
Financials	1.1
Materials	0.2
Short Term Investments	60.1
Total Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 39.7%
CONSUMER DISCRETIONARY - 9.1%
Astral Media Inc. - Class A	34	$1,631
Collective Brands Inc. (a)	132	2,827
Knology Inc. (a)	80	1,570
PF Chang’s China Bistro Inc.	59	3,029
		9,057
FINANCIALS - 1.1%
Pacific Capital Bancorp (a)	23	1,052

HEALTH CARE - 4.1%
Gen-Probe Inc. (a)	41	3,407
MEDTOX Scientific Inc. (a)	26	689
		4,096
INDUSTRIALS - 15.7%
Cooper Industries Plc (b)	51	3,471
Goodrich Corp.	45	5,736
Interline Brands Inc. (a)	175	4,387
Viterra Inc.	122	1,927
		15,521
INFORMATION TECHNOLOGY - 4.9%
Ariba Inc. (a)	108	4,838

MATERIALS - 0.2%
Solutia Inc.	9	238

TELECOMMUNICATION SERVICES - 3.1%
AboveNet Inc. (a)	27	2,305
HUGHES Telematics Inc. (a)	60	717
		3,022
UTILITIES - 1.5%
CH Energy Group Inc.	22	1,447
Total Common Stocks (cost $39,108)		39,271

SHORT TERM INVESTMENTS - 57.3%
Investment Company - 53.8%
JNL Money Market Fund, 0.09% (c) (d)	53,214	53,214

Treasury Securities - 3.5%
U.S. Treasury Bill
0.08%, 07/26/12 (b)	$500	500
0.06%, 08/30/12 (b)	3,000	3,000
		3,500
Total Short Term Investments (cost $56,714)		56,714

Total Investments - 97.0% (cost $95,822)		95,985
Total Securities Sold Short - (1.6%) (proceeds $1,611)		(1,614)
Other Assets and Liabilities, Net - 4.6%		4,582
Total Net Assets - 100.0%		$98,953

SECURITIES SOLD SHORT (a) - 1.6%
COMMON STOCKS - 1.6%
INDUSTRIALS - 1.5%
Eaton Corp.	39	$1,563

MATERIALS - 0.1%
Eastman Chemical Co.	1	51
Total Securities Sold Short - 1.6% (proceeds $1,611)		$1,614

†	Par amounts are listed in United States Dollars unless otherwise noted.
(a)	Non-income producing security. Securities sold short are non-income producing.
(b)	All or a portion of the security is pledged or segregated as collateral.
(c)	Investment in affiliate.
(d)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Curian/The Boston Company Equity Income Fund

Sector Weightings:	Percentage of Total Investments
Financials	25.9%
Consumer Discretionary	20.4
Energy	10.3
Health Care	9.1
Information Technology	8.6
Industrials	8.3
Consumer Staples	7.6
Materials	4.2
Telecommunication Services	4.1
Short Term Investments	1.5
Total Investments	100.0%

	Shares/Par †	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 20.4%
Carnival Corp.	4	$136
CBS Corp. - Class B	1	34
Home Depot Inc.	1	35
International Game Technology	4	66
Johnson Controls Inc.	4	101
Macy’s Inc.	1	44
Newell Rubbermaid Inc.	9	166
News Corp. - Class A	7	161
Omnicom Group Inc.	5	220
Regal Entertainment Group - Class A	6	77
Stanley Black & Decker Inc.	1	42
Time Warner Inc.	3	116
Viacom Inc. - Class B	2	110
Walt Disney Co.	3	169
		1,477
CONSUMER STAPLES - 7.6%
Coca-Cola Enterprises Inc.	3	76

See accompanying Notes to Financial Statements.

	Shares	Value
ConAgra Foods Inc.	3	87
Dr. Pepper Snapple Group Inc.	1	42
Energizer Holdings Inc. (a)	1	50
Kraft Foods Inc. - Class A	1	30
PepsiCo Inc.	3	227
Procter & Gamble Co.	1	39
		551
ENERGY - 10.3%
BP Plc - ADR	2	73
Exxon Mobil Corp.	3	246
Occidental Petroleum Corp.	3	265
Schlumberger Ltd.	1	79
Valero Energy Corp.	4	86
		749
FINANCIALS - 25.1%
Ameriprise Financial Inc.	1	58
Arthur J. Gallagher & Co.	3	111
Berkshire Hathaway Inc. - Class B (a)	1	80
Capital One Financial Corp.	2	111
Comerica Inc.	5	143
Fifth Third Bancorp	6	79
Franklin Resources Inc.	—	44
Goldman Sachs Group Inc.	—	40
JPMorgan Chase & Co.	8	282
MetLife Inc.	4	115
Moody’s Corp.	3	124
TD Ameritrade Holding Corp.	4	75
Travelers Cos. Inc.	1	57
U.S. Bancorp	8	246
Wells Fargo & Co.	8	253
		1,818
HEALTH CARE - 9.1%
Baxter International Inc.	1	56
Johnson & Johnson	1	97
McKesson Corp.	1	47
Merck & Co. Inc.	3	127
Pfizer Inc.	14	331
		658
INDUSTRIALS - 8.3%
Eaton Corp.	2	90
General Electric Co.	15	316
Honeywell International Inc.	1	70
Hubbell Inc. - Class B	—	35
Pitney Bowes Inc.	4	53
United Technologies Corp.	1	39
		603
INFORMATION TECHNOLOGY - 8.5%
Accenture Plc - Class A	1	55
Cisco Systems Inc.	11	185
Oracle Corp.	2	52
Paychex Inc.	1	35
QUALCOMM Inc.	3	162
Texas Instruments Inc.	5	130
		619
MATERIALS - 4.2%
Dow Chemical Co.	4	134
Freeport-McMoRan Copper & Gold Inc.	1	27
Martin Marietta Materials Inc.	1	68
Packaging Corp. of America	3	78
		307
TELECOMMUNICATION SERVICES - 4.1%
Vodafone Group Plc - ADR	6	169
Windstream Corp.	13	127
		296
Total Common Stocks (cost $7,137)		7,078

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Citigroup Inc., 7.50%	1	55
Total Preferred Stocks (cost $63)		55

SHORT TERM INVESTMENTS - 1.5%
Investment Company - 1.5%
JNL Money Market Fund, 0.09% (b) (c)	107	107
Total Short Term Investments (cost $107)		107

Total Investments - 99.9% (cost $7,307)		7,240
Other Assets and Liabilities, Net - 0.1%		9
Total Net Assets - 100.0%		$7,249

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2012.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

Long Investments Sector Weightings:	Percentage of Total Long Investments
Information Technology	23.3%
Consumer Discretionary	20.2
Health Care	16.0
Consumer Staples	12.7
Financials	9.3
Industrials	7.3
Materials	4.6
Energy	4.6
Utilities	1.0
Telecommunication Services	0.8
Investment Companies	0.2
Total Long Investments	100.0%

Securities Sold Short Investments Sector Weightings:	Percentage of Total Short Investments
Information Technology	26.7%
Consumer Discretionary	15.9
Health Care	14.4
Consumer Staples	13.4
Financials	9.8
Industrials	5.6
Investment Companies	5.1
Energy	4.5
Materials	3.4
Telecommunication Services	0.9
Utilities	0.3
Total Securities Sold Short Investments	100.0%

	Shares	Value
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 19.8%
Amazon.com Inc. (a) (b)	10	$2,320
American Eagle Outfitters Inc. (b)	194	3,827
Cabela’s Inc. - Class A (a)	30	1,146
CBS Corp. - Class B (b)	62	2,034
Daimler AG	14	616
Delphi Automotive Plc (a) (b)	70	1,793

See accompanying Notes to Financial Statements.

	Shares	Value
Dick’s Sporting Goods Inc.	28	1,352
DR Horton Inc. (b)	46	839
DreamWorks Animation SKG Inc. - Class A (a) (b)	26	492
Esprit Holdings Ltd.	276	357
Fifth & Pacific Co. Inc. (a) (b)	105	1,129
Focus Media Holding Ltd. - ADR (b)	44	1,033
Foot Locker Inc. (b)	40	1,230
Garmin Ltd. (b)	22	854
Gordman’s Stores Inc. (a) (b)	36	589
Great Wall Motor Co. Ltd.	931	1,876
Hibbett Sports Inc. (a)	24	1,372
Inchcape Plc	423	2,195
International Game Technology (b)	99	1,561
Interpublic Group of Cos. Inc. (b)	57	622
ITV Plc	1,954	2,351
Lowe’s Cos. Inc. (b)	26	733
Macy’s Inc. (b)	35	1,192
Michael Kors Holdings Ltd. (a) (b)	11	475
Mohawk Industries Inc. (a) (b)	24	1,644
Newell Rubbermaid Inc. (b)	257	4,666
News Corp. - Class A (b)	40	881
PVH Corp. (b)	22	1,701
Sally Beauty Holdings Inc. (a) (b)	17	442
Shuffle Master Inc. (a) (b)	60	829
Six Flags Entertainment Corp. (b)	9	490
Standard Pacific Corp. (a) (b)	85	527
Steven Madden Ltd. (a) (b)	10	312
Toyoda Gosei Co. Ltd.	67	1,540
Under Armour Inc. - Class A (a) (b)	16	1,511
Urban Outfitters Inc. (a) (b)	21	571
Viacom Inc. - Class B (b)	52	2,449
Walt Disney Co.	41	2,007
Williams-Sonoma Inc. (b)	8	267
		51,825
CONSUMER STAPLES - 12.4%
Avon Products Inc. (b)	83	1,348
Carrefour SA	50	923
Casey’s General Stores Inc. (b)	9	536
China Agri-Industries Holdings Ltd.	2,412	1,330
Coca-Cola Amatil Ltd.	257	3,535
Coca-Cola Enterprises Inc. (b)	73	2,057
CVS Caremark Corp. (b)	83	3,873
Dean Foods Co. (a) (b)	215	3,665
Energizer Holdings Inc. (a) (b)	18	1,342
Fomento Economico Mexicano SAB de CV - ADR (b)	41	3,666
Kirin Holdings Co. Ltd.	87	1,025
Monster Beverage Corp. (a) (b)	10	721
Ralcorp Holdings Inc. (a) (b)	31	2,076
Sanderson Farms Inc. (b)	16	734
Tesco Plc	120	583
Unilever NV	115	3,856
United Natural Foods Inc. (a) (b)	12	648
Whole Foods Market Inc. (b)	6	604
		32,522
ENERGY - 4.5%
China Coal Energy Co	585	486
Ensco Plc - Class A (b)	17	802
Gulfport Energy Corp. (a) (b)	57	1,169
Occidental Petroleum Corp. (b)	20	1,708
Oil States International Inc. (a) (b)	5	334
PDC Energy Inc. (a) (b)	38	924
Petroleo Brasileiro SA - Petrobras - ADR (b)	35	649
Pioneer Natural Resources Co. (b)	9	817
QEP Resources Inc.	7	220
Schlumberger Ltd. (b)	25	1,595
TGS Nopec Geophysical Co. ASA	38	1,034
Valero Energy Corp. (b)	63	1,525
Whiting Petroleum Corp. (a) (b)	10	407
		11,670
FINANCIALS - 9.2%
Allstate Corp. (b)	5	171
American International Group Inc. (a) (b)	101	3,247
Ameriprise Financial Inc. (b)	28	1,468
Arthur J. Gallagher & Co. (b)	32	1,127
Banco Santander Brasil SA - ADR (b)	60	463
BB&T Corp.	34	1,044
Capital One Financial Corp. (b)	25	1,392
CBRE Group Inc. - Class A (a) (b)	80	1,303
Discover Financial Services (b)	42	1,469
Fifth Third Bancorp (b)	59	787
First Commonwealth Financial Corp. (b)	105	708
Hancock Holding Co. (b)	20	614
Itau Unibanco Holding SA - ADR (b)	72	997
Jones Lang LaSalle Inc. (b)	8	567
LPL Financial Holdings Inc. (b)	26	865
Mid-America Apartment Communities Inc. (b)	7	501
Muenchener Rueckversicherungs AG	7	972
Nelnet Inc. - Class A (b)	23	523
Northern Trust Corp. (b)	30	1,380
Portfolio Recovery Associates Inc. (a) (b)	6	515
Principal Financial Group Inc. (b)	45	1,178
Prosperity Bancshares Inc. (b)	12	520
Prudential Financial Inc.	22	1,043
U.S. Bancorp (b)	33	1,071
		23,925
HEALTH CARE - 15.7%
Alexion Pharmaceuticals Inc. (a) (b)	4	429
AmerisourceBergen Corp. (b)	18	701
Amylin Pharmaceuticals Inc. (a) (b)	66	1,876
Ariad Pharmaceuticals Inc. (a) (b)	65	1,112
Astellas Pharma Inc.	39	1,711
CareFusion Corp. (a) (b)	11	285
Catalyst Health Solutions Inc. (a) (b)	5	447
Cerner Corp. (b)	19	1,567
CIGNA Corp. (b)	50	2,207
Covidien Plc (b)	36	1,915
Cubist Pharmaceuticals Inc. (a) (b)	38	1,427
Emergent BioSolutions Inc. (a) (b)	43	647
Gilead Sciences Inc. (a) (b)	27	1,366
Hanger Orthopedic Group Inc. (a) (b)	47	1,202
HMS Holdings Corp. (a) (b)	14	451
Hologic Inc. (a) (b)	17	305
Hospira Inc. (a) (b)	22	772
Humana Inc. (b)	18	1,382
Idenix Pharmaceuticals Inc. (a) (b)	96	994
Jazz Pharmaceuticals Plc (a) (b)	9	409
Lincare Holdings Inc.	42	1,420
Mednax Inc. (a) (b)	7	482
Merit Medical Systems Inc. (a) (b)	56	773
Mylan Inc. (a) (b)	21	451
Onyx Pharmaceuticals Inc. (a) (b)	21	1,427
Pfizer Inc. (b)	64	1,471
Pharmacyclics Inc. (a) (b)	12	641
Questcor Pharmaceuticals Inc. (a) (b)	12	659
Salix Pharmaceuticals Ltd. (a) (b)	43	2,338
Sanofi-Aventis SA	23	1,759
Sanofi-Aventis SA - ADR (b)	48	1,796
St. Jude Medical Inc. (b)	68	2,723
United Therapeutics Corp. (a) (b)	12	576
Vertex Pharmaceuticals Inc. (a) (b)	18	1,033

See accompanying Notes to Financial Statements.

	Shares	Value
WuXi PharmaTech Cayman Inc. - ADR (a) (b)	154	2,168
		40,922
INDUSTRIALS - 7.2%
AMETEK Inc. (b)	9	443
BE Aerospace Inc. (a) (b)	11	463
CH Robinson Worldwide Inc. (b)	4	236
Corporate Executive Board Co. (b)	12	475
Dover Corp. (b)	7	394
Eaton Corp. (b)	33	1,291
EMCOR Group Inc. (b)	18	513
Equifax Inc. (b)	11	499
Granite Construction Inc. (b)	21	536
Herman Miller Inc. (b)	11	198
Hexcel Corp. (a) (b)	19	502
ICF International Inc. (a) (b)	12	293
IDEX Corp. (b)	12	464
Ingersoll-Rand Plc (b)	12	527
Jacobs Engineering Group Inc. (a) (b)	13	483
Kirby Corp. (a) (b)	27	1,294
Landstar System Inc. (b)	15	769
Precision Castparts Corp. (b)	10	1,589
Regal-Beloit Corp. (b)	10	613
Roper Industries Inc. (b)	5	448
Trinity Industries Inc. (b)	54	1,352
Triumph Group Inc. (b)	10	585
Union Pacific Corp.	23	2,726
United Technologies Corp. (b)	16	1,243
UTi Worldwide Inc. (b)	52	765
		18,701
INFORMATION TECHNOLOGY - 22.9%
Akamai Technologies Inc. (a) (b)	85	2,706
Alliance Data Systems Corp. (a) (b)	20	2,685
Amphenol Corp. - Class A (b)	20	1,125
Apple Inc. (a) (b)	3	1,781
Applied Micro Circuits Corp. (a) (b)	52	297
Autodesk Inc. (a) (b)	25	875
Avago Technologies Ltd. (b)	29	1,042
Avnet Inc. (a) (b)	23	714
Broadcom Corp. - Class A (b)	117	3,966
Ciena Corp. (a) (b)	281	4,593
Cisco Systems Inc. (b)	76	1,298
Citrix Systems Inc. (a) (b)	22	1,819
Cognizant Technology Solutions Corp. - Class A (a) (b)	49	2,948
CSG Systems International Inc. (a) (b)	75	1,299
DealerTrack Holdings Inc. (a) (b)	53	1,587
Electronic Arts Inc. (a) (b)	23	290
Entegris Inc. (a) (b)	60	511
F5 Networks Inc. (a) (b)	21	2,072
Intuit Inc. (b)	42	2,518
Linear Technology Corp. (b)	14	434
LSI Corp. (a) (b)	45	290
MAXIMUS Inc.	4	232
Mentor Graphics Corp. (a) (b)	39	591
Micros Systems Inc. (a) (b)	7	365
Microsemi Corp. (a) (b)	26	488
Nuance Communications Inc. (a) (b)	18	439
Oracle Corp. (b)	104	3,103
PMC - Sierra Inc. (a) (b)	58	357
QUALCOMM Inc. (b)	85	4,732
Red Hat Inc. (a) (b)	20	1,133
Ricoh Co. Ltd.	87	734
Salesforce.com Inc. (a) (b)	9	1,311
ScanSource Inc. (a) (b)	16	475
Seagate Technology Inc. (b)	14	348
Siliconware Precision Industries Co. - ADR (b)	301	1,562
Skyworks Solutions Inc. (a) (b)	55	1,513
Synopsys Inc. (a) (b)	15	446
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	67	938
TE Connectivity Ltd. (b)	7	209
Teradata Corp. (a) (b)	15	1,062
Texas Instruments Inc. (b)	20	572
Total System Services Inc. (b)	23	552
Vantiv Inc. - Class A (a) (b)	29	682
Velti Plc (a) (b)	87	565
Vishay Intertechnology Inc. (a) (b)	36	343
Wright Express Corp. (a) (b)	9	583
Xilinx Inc. (b)	45	1,503
		59,688
MATERIALS - 4.5%
Carpenter Technology Corp. (b)	11	503
China Vanadium Titano - Magnetite Mining Co. Ltd.	3,481	571
Clariant AG (a)	54	530
Eastman Chemical Co.	52	2,625
Georgia Gulf Corp. (b)	30	760
Innospec Inc. (a) (b)	16	473
LyondellBasell Industries NV - Class A (b)	55	2,197
Monsanto Co.	33	2,703
Sherwin-Williams Co. (b)	8	1,092
Zoltek Cos. Inc. (a) (b)	48	429
		11,883
TELECOMMUNICATION SERVICES - 0.8%
VimpelCom Ltd. - ADR (b)	46	376
Vodafone Group Plc - ADR (b)	61	1,728
		2,104
UTILITIES - 1.0%
Cia Paranaense de Energia - ADR (b)	105	2,271
Edison International (b)	6	299
		2,570
Total Common Stocks (cost $251,387)		255,810

INVESTMENT COMPANIES - 0.2%
ProShares Ultra VIX Short-Term Futures ETF (a) (b)	18	176
ProShares VIX Short-Term Futures ETF (a) (b)	10	331
Total Investment Companies (cost $637)		507

Total Investments - 98.2% (cost $252,024)		256,317
Total Securities Sold Short - (96.8%) (proceeds $249,758)		(252,892)
Other Assets and Liabilities, Net - 98.6%		257,706
Total Net Assets - 100.0%		$261,131

SECURITIES SOLD SHORT (a) - 96.9%
COMMON STOCKS - 90.2%
CONSUMER DISCRETIONARY - 15.4%
Abercrombie & Fitch Co. - Class A	67	$2,292
Advance Auto Parts Inc.	40	2,699
ANTA Sports Products Ltd.	1,311	799
AutoZone Inc.	4	1,348
Bayerische Motoren Werke AG	11	816
Best Buy Co. Inc.	11	237
Carpetright Plc	88	930
Coach Inc.	23	1,367
Darden Restaurants Inc.	28	1,410
Dollar General Corp.	33	1,805
DSW Inc. - Class A	3	162
Gentex Corp.	150	3,130

See accompanying Notes to Financial Statements.

	Shares	Value
Jos. A. Bank Clothiers Inc.	6	272
Kohl’s Corp.	24	1,081
Leggett & Platt Inc.	146	3,078
Li & Fung Ltd. - ADR	610	2,342
McDonald’s Corp.	22	1,970
Monro Muffler Brake Inc.	122	4,064
National Presto Industries Inc.	6	447
NGK Spark Plug Co. Ltd.	86	1,136
PetMed Express Inc.	72	872
Polaris Industries Inc.	6	428
Ralph Lauren Corp. - Class A	8	1,078
Saks Inc.	54	572
Thomson Reuters Corp.	127	3,608
Tiffany & Co.	42	2,222
		40,165
CONSUMER STAPLES - 11.2%
Asahi Breweries Ltd.	55	1,182
Casino Guichard Perrachon SA	14	1,194
Church & Dwight Co. Inc.	8	420
Colgate-Palmolive Co.	17	1,740
Flowers Foods Inc.	239	5,552
General Mills Inc.	49	1,875
Hormel Foods Corp.	103	3,136
Kimberly-Clark de Mexico SAB de CV - ADR - Class A	182	1,765
Procter & Gamble Co.	16	984
Safeway Inc.	59	1,074
Spectrum Brands Holdings Inc.	13	416
SUPERVALU Inc.	57	293
Sysco Corp.	71	2,108
Tingyi Cayman Islands Holding Corp.	540	1,391
Wal-Mart de Mexico SAB de CV - ADR	48	1,273
WM Morrison Supermarkets Plc	146	607
Woolworths Ltd.	155	4,277
		29,287
ENERGY - 4.4%
Bill Barrett Corp.	63	1,351
Bourbon SA	63	1,521
CARBO Ceramics Inc.	3	244
CNOOC Ltd. - ADR	5	1,043
Comstock Resources Inc.	35	574
ConocoPhillips	31	1,750
Devon Energy Corp.	24	1,410
Lufkin Industries Inc.	7	391
Murphy Oil Corp.	31	1,571
Seadrill Ltd.	31	1,099
Yanzhou Coal Mining Co. Ltd. - ADR	31	467
		11,421
FINANCIALS - 9.5%
Banco Bradesco SA - ADR	105	1,554
Bank of Hawaii Corp.	8	348
Charles Schwab Corp.	339	4,380
Citigroup Inc.	43	1,170
Comerica Inc.	34	1,040
First Republic Bank	18	593
Hannover Rueckversicherung AG	23	1,396
Hanover Insurance Group Inc.	8	303
Jefferies Group Inc.	201	2,606
MSCI Inc. - Class A	17	588
New York Community Bancorp Inc.	94	1,177
People’s United Financial Inc.	63	735
Progressive Corp.	54	1,134
Sabra Healthcare REIT Inc.	42	727
State Street Corp.	32	1,417
Stifel Financial Corp.	26	797
SunTrust Banks Inc.	127	3,070
TD Ameritrade Holding Corp.	67	1,140
Trustmark Corp.	24	583
		24,758
HEALTH CARE - 14.0%
AstraZeneca Plc - ADR	30	1,342
Becton Dickinson & Co.	24	1,820
Community Health Systems Inc.	38	1,057
Conceptus Inc.	90	1,775
Conmed Corp.	74	2,060
Covance Inc.	31	1,468
CR Bard Inc.	13	1,430
Genomic Health Inc.	66	2,188
H Lundbeck A/S	64	1,322
Haemonetics Corp.	27	2,026
Health Net Inc.	113	2,734
Idexx Laboratories Inc.	7	637
Integra LifeSciences Holdings Corp.	35	1,291
Laboratory Corp. of America Holdings	14	1,311
Masimo Corp.	124	2,778
Novo-Nordisk A/S - ADR	6	920
NxStage Medical Inc.	50	845
Owens & Minor Inc.	154	4,719
Qiagen NV	78	1,299
Seattle Genetics Inc.	42	1,068
Varian Medical Systems Inc.	33	2,011
West Pharmaceutical Services Inc.	9	446
		36,547
INDUSTRIALS - 5.4%
Cummins Inc.	3	252
Donaldson Co. Inc.	58	1,925
Finning International Inc.	17	387
Illinois Tool Works Inc.	52	2,729
Kansas City Southern	6	411
Kennametal Inc.	17	573
Knight Transportation Inc.	45	715
Lockheed Martin Corp.	23	2,046
Pall Corp.	15	801
Rollins Inc.	19	417
SPX Corp.	4	286
Terex Corp.	20	365
Waste Management Inc.	71	2,355
Xylem Inc.	36	918
		14,180
INFORMATION TECHNOLOGY - 25.9%
Acme Packet Inc.	13	247
Adobe Systems Inc.	42	1,367
Advanced Semiconductor Engineering Inc. - ADR	436	1,774
Aixtron SE - ADR	67	962
Aruba Networks Inc.	68	1,023
Brocade Communications Systems Inc.	201	989
CA Inc.	65	1,749
Canon Inc.	17	666
Cognex Corp.	14	431
CommVault Systems Inc.	10	504
Concur Technologies Inc.	52	3,573
Corning Inc.	186	2,400
Cypress Semiconductor Corp.	155	2,049
Dell Inc.	66	831
Equinix Inc.	19	3,421
Facebook Inc. - Class A	49	1,535
Factset Research Systems Inc.	5	443
Finisar Corp.	216	3,237
First Solar Inc.	66	996

See accompanying Notes to Financial Statements.

	Shares	Value
Hewlett-Packard Co.	104	2,083
Informatica Corp.	33	1,414
Infosys Technologies Ltd. - ADR	64	2,886
JDS Uniphase Corp.	161	1,771
KLA-Tencor Corp.	41	2,029
Kronos Worldwide Inc.	27	423
Linkedin Corp. - Class A	14	1,496
Mellanox Technologies Ltd.	6	451
Microsoft Corp.	207	6,321
National Instruments Corp.	82	2,209
Nokia Oyj - ADR - Class A	990	2,050
Polycom Inc.	237	2,493
QLIK Technologies Inc.	30	661
Research In Motion Ltd.	224	1,656
SAP AG - ADR	19	1,145
SolarWinds Inc.	20	860
Telefonaktiebolaget LM Ericsson - ADR	357	3,258
Western Digital Corp.	77	2,337
Western Union Co.	140	2,351
Yahoo! Inc.	91	1,433
		67,524
MATERIALS - 3.3%
ArcelorMittal South Africa Ltd. - ADR	57	360
BASF SE	8	549
Celanese Corp.	152	5,278
Compass Minerals International Inc.	8	594
Reliance Steel & Aluminum Co.	6	311
Sigma-Aldrich Corp.	15	1,131
United States Steel Corp.	18	364
		8,587
TELECOMMUNICATION SERVICES - 0.8%
tw telecom inc.	16	408
Verizon Communications Inc.	41	1,832
		2,240
UTILITIES - 0.3%
Consolidated Edison Co.	4	273
Tractebel Energia SA - ADR	30	547
		820
Total Common Stocks - (proceeds $232,803)		235,529

PREFERRED STOCKS - 1.8%
CONSUMER STAPLES - 1.8%
Lindt & Spruengli AG	1	4,552
Total Preferred Stocks - (proceeds $4,454)		4,552

INVESTMENT COMPANIES - 4.9%
SPDR S&P MidCap 400 ETF Trust	21	3,556
SPDR S&P 500 ETF Trust - Series 1	68	9,255
Total Investment Companies - (proceeds $12,501)		12,811
Total Securities Sold Short — (96.8%) (proceeds $249,758)		$252,892

(a)	Non-income producing security. Securities sold short are non-income producing.
(b)	All or a portion of the security is pledged or segregated as collateral.

See accompanying Notes to Financial Statements.

Currency Abbreviations:

AUD - Australian Dollar	NOK - Norwegian Krone
BRL - Brazilian Real	NZD - New Zealand Dollar
CAD - Canadian Dollar	RUB - Russian Ruble
CLP - Chilean Peso	SEK - Swedish Krona
EUR - European Currency Unit (Euro)	USD - United States Dollar
GBP - British Pound	ZAR - South African Rand
JPY - Japanese Yen

Abbreviations:

ABS - Asset-Backed Security	MBS - Mortgage Backed Security
ACWI - All Country World Index	MLP - Master Limited Partnership
ADR - American Depositary Receipt	MSCI - Morgan Stanley Capital International
CDX - Credit Default Swap Index	NYSE - New York Stock Exchange
EAFE - Europe, Australia and Far East	REIT - Real Estate Investment Trust
EMU - Economic and Monetary Union (Europe)	SPDR - Standard & Poor’s Depositary Receipt
ETF - Exchange Traded Fund	TIPS - Treasury Inflation Protected Securities
ETN - Exchange Traded Note	VIX - Volatility Index
LIBOR - London Interbank Offer Rate

Counterparty Abbreviations:

BCL - Barclays Capital Inc.	JPM - JPMorgan Chase Bank N.A.
BOA - Bancamerica Securities/Bank of America NA	MSC - Morgan Stanley & Co., Incorporated
CCI - Citicorp Securities, Inc.	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	SCB - Standard Chartered Bank
GSI - Goldman Sachs International	UBS - UBS Securities LLC

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Assets and Liabilities (in thousands, except net asset value per share)

June 30, 2012

	Curian Guidance - Maximize Income Fund	Curian Guidance - Balanced Income Fund	Curian Guidance - Rising Income Fund	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$—	$—	$—
Investments - affiliated, at value (b)	5,319	8,615	4,757	9,701	4,000	12,585
Total investments, at value (c)	5,319	8,615	4,757	9,701	4,000	12,585
Cash	—	—	—	—	—	—
Foreign currency (d)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	44	46	53	114	3	55
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	—	—	—	—	—	—
Receivable for variation margin	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Other assets	—	—	—	—	—	—
Total assets	5,363	8,661	4,810	9,815	4,003	12,640
Liabilities
Payable for advisory fees	1	1	1	1	1	2
Payable for administrative fees	1	1	1	1	1	2
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	43	46	49	114	2	55
Payable for fund shares redeemed	—	—	3	—	—	—
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	—	—	—	—	1
Payable for chief compliance officer fees	—	—	—	—	—	—
Payable for other expenses	—	1	—	1	—	—
Payable for variation margin	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Total liabilities	45	49	54	117	4	60
Net assets	$5,318	$8,612	$4,756	$9,698	$3,999	$12,580
Net assets consist of:
Paid-in capital	$5,249	$8,484	$4,700	$9,707	$3,999	$12,524
Undistributed net investment income (loss)	(3)	(5)	(4)	(7)	(3)	(9)
Accumulated net realized gain (loss)	—	(21)	(2)	(2)	(3)	(17)
Net unrealized appreciation (depreciation) on investments and foreign currency	72	154	62	—	6	82
	$5,318	$8,612	$4,756	$9,698	$3,999	$12,580
Shares outstanding (no par value), unlimited shares authorized	525	856	474	986	411	1,281
Net asset value per share	$10.12	$10.06	$10.04	$9.84	$9.74	$9.82

(a) Investments - unaffiliated, at cost	$—	$—	$—	$—	$—	$—
(b) Investments - affiliated, at cost	5,247	8,461	4,695	9,701	3,994	12,503
(c) Total investments, at cost	$5,247	$8,461	$4,695	$9,701	$3,994	$12,503
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund
Assets
Investments - unaffiliated, at value (a)	$—	$—	$—	$4,132	$6,287	$6,436
Investments - affiliated, at value (b)	5,612	10,595	23,065	45	75	116
Total investments, at value (c)	5,612	10,595	23,065	4,177	6,362	6,552
Cash	—	—	—	—	—	—
Foreign currency (d)	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Receivable for fund shares sold	91	106	333	100	45	180
Receivable from adviser	—	—	—	1	1	1
Receivable for dividends and interest	—	—	—	6	13	15
Receivable for variation margin	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Other assets	—	—	—	—	—	—
Total assets	5,703	10,701	23,398	4,284	6,421	6,748
Liabilities
Payable for advisory fees	1	1	3	2	3	3
Payable for administrative fees	1	2	2	1	2	2
Payable for 12b-1 fee	—	—	—	—	—	—
Payable for investment securities purchased	91	106	252	48	85	129
Payable for fund shares redeemed	—	—	81	—	—	—
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	—	—	1	—	—	—
Payable for chief compliance officer fees	—	—	—	—	—	—
Payable for other expenses	1	1	1	1	1	1
Payable for variation margin	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Total liabilities	94	110	340	52	91	135
Net assets	$5,609	$10,591	$23,058	$4,232	$6,330	$6,613
Net assets consist of:
Paid-in capital	$5,739	$10,601	$23,017	$4,205	$6,304	$6,624
Undistributed net investment income (loss)	(5)	(8)	(13)	14	25	27
Accumulated net realized gain (loss)	(13)	(2)	—	(9)	(7)	(33)
Net unrealized appreciation (depreciation) on investments and foreign currency	(112)	—	54	22	8	(5)
	$5,609	$10,591	$23,058	$4,232	$6,330	$6,613
Shares outstanding (no par value), unlimited shares authorized	586	1,083	2,377	423	637	666
Net asset value per share	$9.56	$9.78	$9.70	$10.00	$9.94	$9.93

(a) Investments - unaffiliated, at cost	$—	$—	$—	$4,110	$6,279	$6,441
(b) Investments - affiliated, at cost	5,724	10,595	23,011	45	75	116
(c) Total investments, at cost	$5,724	$10,595	$23,011	$4,155	$6,354	$6,557
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	—	—	—	—

See accompanying Notes to Financial Statements.

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Aggressive Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/American Funds Growth Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund
Assets
Investments - unaffiliated, at value (a)	$30,289	$13,995	$14,188	$1,226	$9,018	$8,588
Investments - affiliated, at value (b)	7,000	3,354	937	—	394	286
Total investments, at value (c)	37,289	17,349	15,125	1,226	9,412	8,874
Cash	280	—	—	—	—	20
Foreign currency (d)	—	—	—	—	—	—
Receivable for investments sold	—	17	—	27	59	164
Receivable for fund shares sold	944	116	1,019	8	31	29
Receivable from adviser	—	—	3	—	—	—
Receivable for dividends and interest	1	1	—	—	34	18
Receivable for variation margin	49	94	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	74	32	—	—	—	—
Unrealized appreciation on swap agreements	271	72	—	—	—	—
Other assets	—	—	—	—	—	1
Total assets	38,908	17,681	16,147	1,261	9,536	9,106
Liabilities
Payable for advisory fees	25	12	9	1	5	4
Payable for administrative fees	5	3	2	—	1	1
Payable for 12b-1 fee	2	1	1	—	1	1
Payable for investment securities purchased	329	60	506	—	185	342
Payable for fund shares redeemed	8	—	1	35	1	1
Payable for dividends on securities sold short	—	—	—	—	—	—
Payable for interest expense and brokerage charges	—	—	—	—	—	—
Payable for trustee fees	3	2	1	—	1	1
Payable for chief compliance officer fees	1	1	—	—	—	—
Payable for other expenses	1	1	—	—	—	—
Payable for variation margin	3	1	—	—	—	—
Investment in securities sold short, at value (e)	—	—	—	—	—	—
Options written, at value (f)	—	—	—	—	—	179
Unrealized depreciation on forward foreign currency contracts	63	3	—	—	—	—
Unrealized depreciation on swap agreements	2	120	—	—	—	—
Swap premiums received	—	—	—	—	—	—
Total liabilities	442	204	520	36	194	529
Net assets	$38,466	$17,477	$15,627	$1,225	$9,342	$8,577
Net assets consist of:
Paid-in capital	$38,394	$17,861	$15,546	$1,242	$9,133	$8,481
Undistributed net investment income (loss)	(100)	(86)	39	1	105	43
Accumulated net realized gain (loss)	(226)	(426)	(35)	(2)	(20)	(168)
Net unrealized appreciation (depreciation) on investments and foreign currency	398	128	77	(16)	124	221
	$38,466	$17,477	$15,627	$1,225	$9,342	$8,577
Shares outstanding (no par value), unlimited shares authorized	3,875	1,804	1,564	125	916	848
Net asset value per share	$9.93	$9.69	$9.99	$9.83	$10.20	$10.11

(a) Investments - unaffiliated, at cost	$30,239	$13,979	$14,111	$1,242	$8,894	$8,369
(b) Investments - affiliated, at cost	7,000	3,354	937	—	394	286
(c) Total investments, at cost	$37,239	$17,333	$15,048	$1,242	$9,288	$8,655
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$—
(e) Proceeds from securities sold short	—	—	—	—	—	—
(f) Premiums from options written	—	—	—	—	—	181

See accompanying Notes to Financial Statements.

	Curian/Franklin Templeton Natural Resources Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund
Assets
Investments - unaffiliated, at value (a)	$156,785	$158,197	$9,080	$42,771	$7,133	$256,317
Investments - affiliated, at value (b)	34,188	4,803	145	53,214	107	—
Total investments, at value (c)	190,973	163,000	9,225	95,985	7,240	256,317
Cash	—	58,042	—	3,165	—	253,990
Foreign currency (d)	—	—	—	—	—	1,228
Receivable for investments sold	4,907	2,021	2	908	9	65,776
Receivable for fund shares sold	54	86	87	2,849	30	180
Receivable from adviser	—	—	—	—	—	—
Receivable for dividends and interest	50	872	80	14	25	140
Receivable for variation margin	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	18	—	—	—
Other assets	—	—	—	—	1	1
Total assets	195,984	224,021	9,412	102,921	7,305	577,632
Liabilities
Payable for advisory fees	56	63	3	53	3	110
Payable for administrative fees	14	14	1	13	1	24
Payable for 12b-1 fee	9	9	1	6	—	15
Payable for investment securities purchased	30,879	4,004	126	1,551	49	63,223
Payable for fund shares redeemed	18	9	58	722	1	34
Payable for dividends on securities sold short	—	48	—	—	—	140
Payable for interest expense and brokerage charges	—	9	—	—	—	47
Payable for trustee fees	5	4	1	4	1	8
Payable for chief compliance officer fees	2	2	—	2	—	3
Payable for other expenses	3	3	1	3	1	5
Payable for variation margin	—	—	—	—	—	—
Investment in securities sold short, at value (e)	—	61,749	—	1,614	—	252,892
Options written, at value (f)	—	—	1	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	—	—	—	—	—	—
Swap premiums received	—	—	65	—	—	—
Total liabilities	30,986	65,914	257	3,968	56	316,501
Net assets	$164,998	$158,107	$9,155	$98,953	$7,249	$261,131
Net assets consist of:
Paid-in capital	$167,001	$158,118	$9,015	$98,867	$7,307	$261,646
Undistributed net investment income (loss)	(43)	(592)	38	(142)	37	(659)
Accumulated net realized gain (loss)	(231)	209	(10)	68	(28)	(1,025)
Net unrealized appreciation (depreciation) on investments and foreign currency	(1,729)	372	112	160	(67)	1,169
	$164,998	$158,107	$9,155	$98,953	$7,249	$261,131
Shares outstanding (no par value), unlimited shares authorized	20,090	15,939	898	9,878	737	25,675
Net asset value per share	$8.21	$9.92	$10.20	$10.02	$9.83	$10.17

(a) Investments - unaffiliated, at cost	$158,507	$155,578	$8,987	$42,608	$7,200	$252,024
(b) Investments - affiliated, at cost	34,188	4,803	145	53,214	107	—
(c) Total investments, at cost	$192,695	$160,381	$9,132	$95,822	$7,307	$252,024
(d) Foreign currency, at cost	$—	$—	$—	$—	$—	$1,223
(e) Proceeds from securities sold short	—	59,502	—	1,611	—	249,758
(f) Premiums from options written	—	—	2	—	—	—

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Operations (in thousands)

For the Period February 6, 2012 (Commencement of Operations) to June 30, 2012

	Curian Guidance - Maximize Income Fund	Curian Guidance - Balanced Income Fund	Curian Guidance - Rising Income Fund	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund
Investment income
Dividends (a)	$—	$—	$—	$—	$—	$—
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Total investment income	—	—	—	—	—	—

Expenses
Advisory fees	1	2	2	2	1	3
Administrative fees	1	2	2	2	1	3
12b-1 fees	—	—	—	—	—	—
Legal fees	—	—	—	1	—	1
Trustee fees	1	1	—	1	1	1
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	—	—	—	1	—	1
Other expenses	—	—	—	—	—	—
Total expenses	3	5	4	7	3	9
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	3	5	4	7	3	9
Net investment income (loss)	(3)	(5)	(4)	(7)	(3)	(9)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	—	—	—
Affiliated investments	—	(21)	(2)	(2)	(3)	(17)
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	72	154	62	—	6	82
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	72	133	60	(2)	3	65
Net increase (decrease) in net assets from operations	$69	$128	$56	$(9)	$—	$56

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance - Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund
Investment income
Dividends (a)	$—	$—	$—	$22	$37	$41
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	—	—	—	—	—	—
Interest	—	—	—	—	—	—
Total investment income	—	—	—	22	37	41

Expenses
Advisory fees	2	3	5	5	7	9
Administrative fees	2	3	5	1	2	2
12b-1 fees	—	—	—	2	2	3
Legal fees	—	—	1	—	1	1
Trustee fees	—	1	1	1	2	1
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	1	1	1	1	1	1
Other expenses	—	—	—	—	—	—
Total expenses	5	8	13	10	15	17
Expense waived by Adviser	—	—	—	(2)	(3)	(3)
Net expenses	5	8	13	8	12	14
Net investment income (loss)	(5)	(8)	(13)	14	25	27

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	—	—	—	(9)	(7)	(33)
Affiliated investments	(13)	(2)	—	—	—	—
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(112)	—	54	22	8	(5)
Swap agreements	—	—	—	—	—	—
Foreign currency related items	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	(125)	(2)	54	13	1	(38)
Net increase (decrease) in net assets from operations	$(130)	$(10)	$41	$27	$26	$(11)

(a) Income from affiliated investments	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Aggressive Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/American Funds Growth Fund (b)	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund
Investment income
Dividends (a)	$21	$4	$62	$—	$158	$81
Dividends received from master fund	—	—	—	3	—	—
Foreign taxes withheld	—	—	—	—	(12)	—
Interest	4	3	—	—	—	—
Total investment income	25	7	62	3	146	81

Expenses
Advisory fees	66	46	17	2	17	14
Administrative fees	14	10	3	1	5	5
12b-1 fees	17	12	5	—	6	6
Legal fees	6	5	1	—	3	3
Trustee fees	14	12	2	—	7	6
Dividends on securities sold short	—	—	—	—	—	—
Short holdings borrowing fees	—	—	—	—	—	—
Chief compliance officer fees	7	7	1	—	3	3
Other expenses	1	1	—	—	—	1
Total expenses	125	93	29	3	41	38
Expense waived by Adviser	—	—	(6)	(1)	—	—
Net expenses	125	93	23	2	41	38
Net investment income (loss)	(100)	(86)	39	1	105	43

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(52)	(28)	(35)	(2)	(21)	(188)
Affiliated investments	—	—	—	—	—	—
Swap agreements	(43)	(73)	—	—	—	—
Foreign currency related items	(40)	(93)	—	—	1	—
Futures contracts	(91)	(232)	—	—	—	—
Written option contracts	—	—	—	—	—	20
Investment securities sold short	—	—	—	—	—	—
Brokerage commissions recaptured	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	50	16	77	(16)	124	219
Swap agreements	269	(48)	—	—	—	—
Foreign currency related items	11	29	—	—	—	—
Futures contracts	68	131	—	—	—	—
Written option contracts	—	—	—	—	—	2
Investment securities sold short	—	—	—	—	—	—
Net realized and unrealized gain (loss)	172	(298)	42	(18)	104	53
Net increase (decrease) in net assets from operations	$72	$(384)	$81	$(17)	$209	$96

(a) Income from affiliated investments	$1	$—	$—	$—	$—	$—

(b)  The Master Fund for the Curian/American Funds Growth Fund is the Class 1 shares of the American Fund Insurance Series-Growth Fund. These financial statements should be read in conjunction with the Master Fund’s shareholder report.

See accompanying Notes to Financial Statements.

	Curian/Franklin Templeton Natural Resources Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund
Investment income
Dividends (a)	$165	$(6)	$—	$39	$72	$384
Dividends received from master fund	—	—	—	—	—	—
Foreign taxes withheld	(7)	—	—	—	—	(13)
Interest /amortization of premium	—	(269)	65	—	—	—
Total investment income	158	(275)	65	39	72	371

Expenses
Advisory fees	108	111	10	102	12	199
Administrative fees	26	26	4	24	5	44
12b-1 fees	34	33	5	30	6	55
Legal fees	7	5	2	5	3	9
Trustee fees	15	10	4	10	6	18
Dividends on securities sold short	—	108	—	1	—	589
Short holdings borrowing fees	—	16	—	—	—	100
Chief compliance officer fees	9	6	2	6	3	12
Other expenses	2	2	—	3	—	4
Total expenses	201	317	27	181	35	1,030
Expense waived by Adviser	—	—	—	—	—	—
Net expenses	201	317	27	181	35	1,030
Net investment income (loss)	(43)	(592)	38	(142)	37	(659)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Unaffiliated investments	(242)	600	30	66	(28)	(257)
Affiliated investments	—	—	—	—	—	—
Swap agreements	—	—	(40)	—	—	—
Foreign currency related items	11	—	—	3	—	22
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Investment securities sold short	—	(391)	—	(1)	—	(792)
Brokerage commissions recaptured	—	—	—	—	—	2
Net change in unrealized appreciation (depreciation) on:
Investments	(1,722)	2,619	93	163	(67)	4,293
Swap agreements	—	—	18	—	—	—
Foreign currency related items	(7)	—	—	—	—	10
Futures contracts	—	—	—	—	—	—
Written option contracts	—	—	1	—	—	—
Investment securities sold short	—	(2,247)	—	(3)	—	(3,134)
Net realized and unrealized gain (loss)	(1,960)	581	102	228	(95)	144
Net increase (decrease) in net assets from operations	$(2,003)	$(11)	$140	$86	$(58)	$(515)

(a) Income from affiliated investments	$2	$1	$—	$4	$—	$—

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Cash Flows (in thousands)

For the Period February 6, 2012 (Commencement of Operations) to June 30, 2012

	Curian/Nicholas Convertible Arbitrage Fund	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund
Cash flows used in operating activities
Net decrease in net assets from operations	$(11)	$(515)
Adjustments to reconcile net decrease in net assets from operations to net cash flow used in operating activities:
Purchase of investment securities	(163,114)	(287,208)
Proceeds from sales and maturities of investment securities	6,806	33,343
Net sale of short-term investments	(4,803)	—
Proceeds from securities sold short	65,391	304,846
Purchases to cover securities sold short	(5,498)	(54,296)
Increase in receivable for investments sold	(2,021)	(65,776)
Increase in payable for investments purchased	4,004	63,223
Increase in receivable for dividends and interest	(872)	(140)
Increase in receivable for other assets	—	(1)
Increase in payable for expenses	95	165
Increase in payable for dividends on securities sold short	48	140
Increase in payable for interest expense and brokerage charges	9	47
Change in unrealized appreciation (depreciation) on investments	(372)	(1,159)
Amortization on investment securities	548	—
Net realized (gain) loss on investments	(209)	1,049
Net cash flow used in operating activities	(99,999)	(6,282)
Cash flows from financing activities
Net proceeds from capital share transactions	158,037	261,496
Net cash flow from financing activities	158,037	261,496
Net increase in cash and foreign currency	58,038	255,214
Cash and foreign currency at beginning of period	4	4
Cash and foreign currency at end of period	$58,042	$255,218
Supplemental disclosure of operating activities:
Short holding borrowing fees during the period	$16	$100

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Statements of Changes in Net Assets (in thousands)

For the Period February 6, 2012 (Commencement of Operations) to June 30, 2012

	Curian Guidance - Maximize Income Fund	Curian Guidance - Balanced Income Fund	Curian Guidance - Rising Income Fund	Curian Guidance - Moderate Growth Fund	Curian Guidance - Maximum Growth Fund	Curian Guidance - Tactical Moderate Growth Fund
Operations
Net investment income (loss)	$(3)	$(5)	$(4)	$(7)	$(3)	$(9)
Net realized gain (loss)	—	(21)	(2)	(2)	(3)	(17)
Net change in unrealized appreciation (depreciation)	72	154	62	—	6	82
Net increase (decrease) in net assets from operations	69	128	56	(9)	—	56
Share transactions(1)
Proceeds from sale of shares	5,268	9,348	4,876	10,310	4,129	13,214
Cost of shares redeemed	(23)	(868)	(180)	(607)	(134)	(694)
Change in net assets from share transactions	5,245	8,480	4,696	9,703	3,995	12,520
Change in net assets	5,314	8,608	4,752	9,694	3,995	12,576
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$5,318	$8,612	$4,756	$9,698	$3,999	$12,580
Undistributed net investment income (loss)	$(3)	$(5)	$(4)	$(7)	$(3)	$(9)

(1) Share transactions
Shares sold	527	944	492	1,048	425	1,352
Shares redeemed	(2)	(88)	(18)	(62)	(14)	(71)
Change in shares	525	856	474	986	411	1,281
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$5,249	$9,149	$4,790	$9,956	$4,094	$13,060
Proceeds from sales of securities	2	668	92	253	97	541

See accompanying Notes to Financial Statements.

	Curian Guidance - Tactical Maximum Growth Fund	Curian Guidance -Institutional Alt 65 Fund	Curian Guidance - Institutional Alt 100 Fund	Curian Tactical Advantage 35 Fund	Curian Tactical Advantage 60 Fund	Curian Tactical Advantage 75 Fund
Operations
Net investment income (loss)	$(5)	$(8)	$(13)	$14	$25	$27
Net realized gain (loss)	(13)	(2)	—	(9)	(7)	(33)
Net change in unrealized appreciation (depreciation)	(112)	—	54	22	8	(5)
Net increase (decrease) in net assets from operations	(130)	(10)	41	27	26	(11)
Share transactions(1)
Proceeds from sale of shares	6,334	10,827	23,538	4,697	6,564	7,323
Cost of shares redeemed	(599)	(230)	(525)	(496)	(264)	(703)
Change in net assets from share transactions	5,735	10,597	23,013	4,201	6,300	6,620
Change in net assets	5,605	10,587	23,054	4,228	6,326	6,609
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$5,609	$10,591	$23,058	$4,232	$6,330	$6,613
Undistributed net investment income (loss)	$(5)	$(8)	$(13)	$14	$25	$27

(1) Share transactions
Shares sold	647	1,107	2,432	473	664	738
Shares redeemed	(61)	(24)	(55)	(50)	(27)	(72)
Change in shares	586	1,083	2,377	423	637	666
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$5,954	$10,671	$23,011	$4,680	$6,641	$7,671
Proceeds from sales of securities	217	74	—	560	355	1,197

See accompanying Notes to Financial Statements.

	Curian Dynamic Risk Advantage - Diversified Fund	Curian Dynamic Risk Advantage - Aggressive Fund	Curian Dynamic Risk Advantage - Income Fund	Curian/American Funds Growth Fund	Curian/Epoch Global Shareholder Yield Fund	Curian/FAMCO Flex Core Covered Call Fund
Operations
Net investment income (loss)	$(100)	$(86)	$39	$1	$105	$43
Net realized gain (loss)	(226)	(426)	(35)	(2)	(20)	(168)
Net change in unrealized appreciation (depreciation)	398	128	77	(16)	124	221
Net increase (decrease) in net assets from operations	72	(384)	81	(17)	209	96
Share transactions(1)
Proceeds from sale of shares	39,084	18,559	15,974	1,385	9,417	8,613
Cost of shares redeemed	(694)	(702)	(432)	(147)	(288)	(136)
Change in net assets from share transactions	38,390	17,857	15,542	1,238	9,129	8,477
Change in net assets	38,462	17,473	15,623	1,221	9,338	8,573
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$38,466	$17,477	$15,627	$1,225	$9,342	$8,577
Undistributed net investment income (loss)	$(100)	$(86)	$39	$1	$105	$43

(1) Share transactions
Shares sold	3,945	1,876	1,607	140	945	862
Shares redeemed	(70)	(72)	(43)	(15)	(29)	(14)
Change in shares	3,875	1,804	1,564	125	916	848
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$10,025	$3,693	$17,442	$1,316	$9,140	$11,608
Proceeds from sales of securities	7,142	2,715	3,296	72	225	3,230

See accompanying Notes to Financial Statements.

	Curian/Franklin Templeton Natural Resources Fund	Curian/Nicholas Convertible Arbitrage Fund	Curian/PIMCO Credit Income Fund	Curian/PineBridge Merger Arbitrage Fund	Curian/The Boston Company Equity Income Fund	Curian/The Boston Company Multi- Alpha Market Neutral Equity Fund
Operations
Net investment income (loss)	$(43)	$(592)	$38	$(142)	$37	$(659)
Net realized gain (loss)	(231)	209	(10)	68	(28)	(1,025)
Net change in unrealized appreciation (depreciation)	(1,729)	372	112	160	(67)	1,169
Net increase (decrease) in net assets from operations	(2,003)	(11)	140	86	(58)	(515)
Share transactions(1)
Proceeds from sale of shares	192,314	178,266	10,020	124,256	7,451	297,058
Cost of shares redeemed	(25,317)	(20,152)	(1,009)	(25,393)	(148)	(35,416)
Change in net assets from share transactions	166,997	158,114	9,011	98,863	7,303	261,642
Change in net assets	164,994	158,103	9,151	98,949	7,245	261,127
Net assets beginning of period	4	4	4	4	4	4
Net assets end of period	$164,998	$158,107	$9,155	$98,953	$7,249	$261,131
Undistributed net investment income (loss)	$(43)	$(592)	$38	$(142)	$37	$(659)

(1) Share transactions
Shares sold	23,035	17,968	998		12,415	752	29,141
Shares redeemed	(2,945)	(2,029)	(100)		(2,537)	(15)	(3,466)
Change in shares	20,090	15,939	898		9,878	737	25,675
Purchase and sales of investment securities (excluding short-term securities):
Purchase of securities	$160,332	$163,114	$10,044	(a)	$49,206	$8,215	$287,208
Proceeds from sales of securities	1,583	6,806	2,282	(a)	10,160	987	33,343
Securities sold short covers	—	5,498	—		306	—	54,296
Securities sold short proceeds	—	65,391	—		1,918	—	304,846

(a)  Amounts include $5,331 and $3,084 of purchases and sales, respectively, of U.S. Government Securities.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Financial Highlights

For a Share Outstanding

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets	Total Expenses to Average Net Assets	Net Investment Income (Loss) to Average Net Assets
Curian Guidance - Maximize Income Fund (e)

06/30/2012*	$10.00	$(0.02)	$0.14	$0.12	$—	$—	$10.12	1.20%	$5,318	0%	0.55%	0.55%	(0.55)%
Curian Guidance - Balanced Income Fund (e)

06/30/2012*	10.00	(0.02)	0.08	0.06	—	—	10.06	0.60	8,612	28	0.57	0.57	(0.57)
Curian Guidance - Rising Income Fund (e)

06/30/2012*	10.00	(0.02)	0.06	0.04	—	—	10.04	0.40	4,756	5	0.59	0.59	(0.59)
Curian Guidance - Moderate Growth Fund (e)

06/30/2012*	10.00	(0.02)	(0.14)	(0.16)	—	—	9.84	(1.60)	9,698	8	0.57	0.57	(0.57)
Curian Guidance - Maximum Growth Fund (e)

06/30/2012*	10.00	(0.02)	(0.24)	(0.26)	—	—	9.74	(2.60)	3,999	7	0.58	0.58	(0.58)
Curian Guidance - Tactical Moderate Growth Fund (e)

06/30/2012*	10.00	(0.02)	(0.16)	(0.18)	—	—	9.82	(1.80)	12,580	13	0.56	0.56	(0.56)
Curian Guidance - Tactical Maximum Growth Fund (e)

06/30/2012*	10.00	(0.02)	(0.42)	(0.44)	—	—	9.56	(4.40)	5,609	10	0.57	0.57	(0.57)
Curian Guidance - Institutional Alt 65 Fund (e)

06/30/2012*	10.00	(0.02)	(0.20)	(0.22)	—	—	9.78	(2.20)	10,591	2	0.60	0.60	(0.60)
Curian Guidance - Institutional Alt 100 Fund (e)

06/30/2012*	10.00	(0.02)	(0.28)	(0.30)	—	—	9.70	(3.00)	23,058	0	0.54	0.54	(0.54)
Curian Tactical Advantage 35 Fund

06/30/2012*	10.00	0.08	(0.08)	0.00	—	—	10.00	0.00	4,232	35	1.25	1.55	1.94
Curian Tactical Advantage 60 Fund

06/30/2012*	10.00	0.10	(0.16)	(0.06)	—	—	9.94	(0.60)	6,330	14	1.21	1.51	2.55
Curian Tactical Advantage 75 Fund

06/30/2012*	10.00	0.09	(0.16)	(0.07)	—	—	9.93	(0.70)	6,613	43	1.17	1.47	2.36
Curian Dynamic Risk Advantage - Diversified Fund

06/30/2012*	10.00	(0.06)	(0.01)	(0.07)	—	—	9.93	(0.70)	38,466	606	1.80	1.80	(1.44)
Curian Dynamic Risk Advantage - Aggressive Fund

06/30/2012*	10.00	(0.07)	(0.24)	(0.31)	—	—	9.69	(3.10)	17,477	444	1.92	1.92	(1.76)
Curian Dynamic Risk Advantage - Income Fund

06/30/2012*	10.00	0.08	(0.09)	(0.01)	—	—	9.99	(0.10)	15,627	70	1.27	1.62	2.11
Curian/American Funds Growth Fund (e)

06/30/2012*	10.00	0.03	(0.20)	(0.17)	—	—	9.83	(1.70)	1,225	16	1.06	1.56	0.75
Curian/Epoch Global Shareholder Yield Fund

06/30/2012*	10.00	0.17	0.03	0.20	—	—	10.20	2.00	9,342	4	1.67	1.67	4.23
Curian/FAMCO Flex Core Covered Call Fund

06/30/2012*	10.00	0.07	0.04	0.11	—	—	10.11	1.10	8,577	61	1.58	1.58	1.84
Curian/Franklin Templeton Natural Resources Fund

06/30/2012*	10.00	(0.01)	(1.78)	(1.79)	—	—	8.21	(17.90)	164,998	4	1.49	1.49	(0.32)

See accompanying Notes to Financial Statements.

		Increase (Decrease) from Investment Operations			Distributions from			Supplemental Data			Ratios(a)
Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(b)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investment Transactions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in thousands)	Portfolio Turnover(d)	Net Expenses to Average Net Assets		Total Expenses to Average Net Assets		Net Investment Income (Loss) to Average Net Assets
Curian/Nicholas Convertible Arbitrage Fund

06/30/2012*	$10.00	$(0.18)	$0.10	$(0.08)	$—	$—	$9.92	(0.80)%	$158,107	134%	2.43	%(f)	2.43	%(f)	(4.54)%
Curian/PIMCO Credit Income Fund

06/30/2012*	10.00	0.08	0.12	0.20	—	—	10.20	2.00	9,155	66	1.40		1.40		1.93
Curian/PineBridge Merger Arbitrage Fund

06/30/2012*	10.00	(0.05)	0.07	0.02	—	—	10.02	0.20	98,953	99	1.50	(f)	1.50	(f)	(1.18)
Curian/The Boston Company Equity Income Fund

06/30/2012*	10.00	0.07	(0.24)	(0.17)	—	—	9.83	(1.70)	7,249	21	1.56		1.56		1.67
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund

06/30/2012*	10.00	(0.12)	0.29	0.17	—	—	10.17	1.70	261,131	276	4.66	(f)	4.66	(f)	(2.98)

*	Commenced operations on February 6, 2012.
(a)	Annualized for periods less than one year.
(b)	Per share data calculated using average shares method.
(c)

Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(d)

Portfolio turnover is not annualized for periods of less than one year. For the Feeder Fund and fund of funds, portfolio turnover rate is based on the Feeder Fund’s or fund of funds’ purchases or sales of the Master Fund or underlying funds, respectively.

(e)	Ratios of net investment income and expenses to average net assets do not include the impact of each Master Fund’s and underlying funds’ expenses.
(f)

The ratio of net expenses and total expenses to average net assets without dividend on securities sold short and short holdings borrowing fees was as follows: Curian/Nicholas Convertible Arbitrage Fund 1.48%, Curian/PineBridge Merger Arbitrage Fund 1.49% and Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund 1.54%.

See accompanying Notes to Financial Statements.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

NOTE 1.  ORGANIZATION

The Curian Variable Series Trust (the “Trust”) is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated September 7, 2011, as an open-end management investment company.  The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, (“1940 Act”), and its shares are registered under the Securities Act of 1933, as amended, (“1933 Act”).  The Trust operates as a series company, and at June 30, 2012 consisted of 26 separate funds.  The information presented in these financial statement pertains to the 24 separate funds (each a “Fund”, and collectively, “Funds”) listed below.  Two of the separate funds, Curian/AQR Risk Parity Fund and Curian/Invesco Balanced-Risk Commodities Fund, are not yet operational and are not included in this report.  Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective.

Curian Capital, LLC (“Curian”, the “Adviser” or “Administrator”) serves as the investment adviser and administrator of the Funds, with responsibility for the professional investment supervision and management of the Funds. Curian is a wholly owned subsidiary of Jackson National Life Insurance Company (“Jackson”), which is in turn wholly owned by Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America.  The Funds and each Fund’s Sub-Adviser are:

Fund:	Sub-Adviser:
Curian Guidance — Maximize Income Fund	N/A*
Curian Guidance — Balanced Income Fund	N/A*
Curian Guidance — Rising Income Fund	N/A*
Curian Guidance — Moderate Growth Fund	N/A*
Curian Guidance — Maximum Growth Fund	N/A*
Curian Guidance — Tactical Moderate Growth Fund	N/A*
Curian Guidance — Tactical Maximum Growth Fund	N/A*
Curian Guidance — Institutional Alt 65 Fund	N/A*
Curian Guidance — Institutional Alt 100 Fund	N/A*
Curian Tactical Advantage 35 Fund	Mellon Capital Management Corporation
Curian Tactical Advantage 60 Fund	Mellon Capital Management Corporation
Curian Tactical Advantage 75 Fund	Mellon Capital Management Corporation
Curian Dynamic Risk Advantage — Diversified Fund	Mellon Capital Management Corporation
Curian Dynamic Risk Advantage — Aggressive Fund	Mellon Capital Management Corporation
Curian Dynamic Risk Advantage — Income Fund	Mellon Capital Management Corporation
Curian/American Funds Growth Fund	Capital Research and Management Company (Investment Adviser to Master Fund)
Curian/Epoch Global Shareholder Yield Fund	Epoch Investment Partners, Inc.
Curian/FAMCO Flex Core Covered Call Fund	Fiduciary Asset Management Inc.
Curian/Franklin Templeton Natural Resources Fund	Franklin Advisers, Inc.
Curian/Nicholas Convertible Arbitrage Fund	Nicholas Investment Partners, L.P.
Curian/PIMCO Credit Income Fund	Pacific Investment Management Company LLC
Curian/PineBridge Merger Arbitrage Fund	PineBridge Investments LLC
Curian/The Boston Company Equity Income Fund	The Boston Company Asset Management LLC
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	The Boston Company Asset Management LLC

*This Fund is directly managed by Curian Capital, LLC.

The Funds commenced operations on February 6, 2012.  The Funds offer only one class of shares.  Shares of each Fund are sold to life insurance company separate accounts and other affiliated registered investment companies to fund the benefits of variable annuity contracts.  Shares may also be sold directly to qualified and non-qualified retirement plans.

The Trust consists of all diversified Funds for purposes of the 1940 Act, with the exception of the following non-diversified Funds:  Curian Guidance - Maximize Income Fund, Curian Guidance - Balanced Income Fund, Curian Guidance - Rising Income Fund, Curian Guidance - Moderate Growth Fund, Curian Guidance - Maximum Growth Fund, Curian Guidance - Tactical Moderate Growth Fund, Curian Guidance - Tactical Maximum Growth Fund, Curian Guidance - Institutional Alt 65 Fund, Curian Guidance - Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage - Income Fund and Curian/PineBridge Merger Arbitrage Fund.

The Curian/American Funds Growth Fund operates as a “Feeder Fund” and seeks to achieve its investment objective by investing primarily all its investable assets in a separate mutual fund (“Master Fund”).  The Curian/American Funds Growth Fund’s Master Fund is a series of the American Funds Insurance Series®, a registered open-end management investment company that has the same investment objective as the Feeder Fund.  The Master Fund directly acquires securities and the Feeder Fund, by investing in the Master Fund, acquires an indirect interest in those securities.  As of June 30,

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

2012, the Curian/American Funds Growth Fund owned 0.03% of the Master Fund.  The Master Fund’s accounting policies are outlined in the Master Fund’s shareholder report.  This report should be read in conjunction with the Master Fund’s shareholder report, which accompanies this report.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”):

Security Valuation — Curian has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or the “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  JNAM is a subsidiary of Jackson and an affiliate of Curian.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  The Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in the Master Fund’s shareholder report, which accompanies this report.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Sub-Administrator may rely on pricing services or other sources, including the Funds’ Advisers and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

Recent Accounting Pronouncements - In December 2011, Financial Accounting Standards Board (“FASB”) released Accounting Standards Update (“ASU”) 2011-11 “Disclosures about Offsetting Assets and Liabilities”.  ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  ASU 2011-11 will enhance disclosures by requiring improved information about financial instruments and derivative instruments that meet the criteria for offsetting amounts in the balance sheet or are subject to a master netting arrangement.  The information will enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial positions, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments.  ASU 2011-11 is effective for the annual periods beginning on or after January 1, 2013 and the interim periods within those annual periods.  Management is currently evaluating the impact ASU 2011-11 will have on the Funds’ financial statements.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Distributions to Shareholders — The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.  Dividends from net investment income is generally declared and paid annually, but may be paid more frequently to avoid excise tax.  Distributions of net realized capital gains, if any, will be distributed at least annually, to the extent they exceed available capital loss carry forwards.

Foreign Taxes - The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable.  The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars.  Each business day, the market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on current exchange rates.  Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars based on the respective exchange rates prevailing on the dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities.  Such fluctuations are included in net realized and unrealized gain or loss on investments.

Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar amounts actually received or paid; and the realized gains or losses resulting from portfolio and transaction hedges.  Net unrealized gain or loss on foreign currency related items include gains and losses from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in currency exchange rates.

Guarantees and Indemnifications — In the normal course of business, the Trust may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, certain of the Trust’s contracts with service providers contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date for financial reporting purposes.  Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date.  Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available.  Interest income, including level-yield amortization of discounts and premiums, is accrued daily.  A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.  A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.  Realized gains and losses are determined on the specific identification basis.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses - Expenses are recorded on an accrual basis.  Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund.  Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Expenses in the Master Fund and Fund of Funds - Because the Feeder Fund invests substantially all of its assets in the Master Fund, the Feeder Fund shareholders bear the fees and expenses of the Master Fund in which the Feeder Fund invests.  Such expenses are not included in the Statement of Operations, but are incurred indirectly because they are considered in the calculation of the net asset value of the Master Fund.  As a result, the Feeder Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities.  A similar situation exists for a fund of funds as it relates to the expenses associated with the investments in underlying funds.

Organization and Offering Costs — Expenses incurred in connection with organizing and offering of the Funds were paid by Curian.  The Funds do not have an obligation to reimburse Curian or its affiliates for organizational and offering expenses paid on its behalf.

Statement of Cash Flows — GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions.  One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets.  Funds with certain degrees of borrowing activity, typically through the use of securities sold short have been determined to be at a level requiring a Statement of Cash Flows.  Statements of Cash Flows have been prepared using the indirect method which requires net assets to be adjusted to reconcile to net cash flows from operating activities.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

NOTE 3.  FASB ACCOUNTING STANDARDS CODIFICATION (“ASC”) TOPIC 820, “FAIR VALUE MEASUREMENTS AND DISCLOSURE”

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of the Funds’ investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, securities priced by pricing services, OTC derivatives, including options and swap agreements, valued by pricing services, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments (in thousands) as of June 30, 2012 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Guidance - Maximize Income Fund
Investment Companies	$5,319	$—	$—	$5,319
Fund Total	$5,319	$—	$—	$5,319
Curian Guidance - Balanced Income Fund
Investment Companies	$8,615	$—	$—	$8,615
Fund Total	$8,615	$—	$—	$8,615
Curian Guidance - Rising Income Fund
Investment Companies	$4,757	$—	$—	$4,757
Fund Total	$4,757	$—	$—	$4,757
Curian Guidance - Moderate Growth Fund
Investment Companies	$9,701	$—	$—	$9,701
Fund Total	$9,701	$—	$—	$9,701
Curian Guidance - Maximum Growth Fund
Investment Companies	$4,000	$—	$—	$4,000
Fund Total	$4,000	$—	$—	$4,000
Curian Guidance - Tactical Moderate Growth Fund
Investment Companies	$12,585	$—	$—	$12,585
Fund Total	$12,585	$—	$—	$12,585
Curian Guidance - Tactical Maximum Growth Fund
Investment Companies	$5,612	$—	$—	$5,612
Fund Total	$5,612	$—	$—	$5,612
Curian Guidance - Institutional Alt 65 Fund
Investment Companies	$10,595	$—	$—	$10,595
Fund Total	$10,595	$—	$—	$10,595
Curian Guidance - Institutional Alt 100 Fund
Investment Companies	$23,065	$—	$—	$23,065
Fund Total	$23,065	$—	$—	$23,065

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian Tactical Advantage 35 Fund
Investment Companies	$4,132	$—	$—	$4,132
Short Term Investments	45	—	—	45
Fund Total	$4,177	$—	$—	$4,177
Curian Tactical Advantage 60 Fund
Investment Companies	$6,287	$—	$—	$6,287
Short Term Investments	75	—	—	75
Fund Total	$6,362	$—	$—	$6,362
Curian Tactical Advantage 75 Fund
Investment Companies	$6,436	$—	$—	$6,436
Short Term Investments	116	—	—	116
Fund Total	$6,552	$—	$—	$6,552
Curian Dynamic Risk Advantage - Diversified Fund
Investment Companies	$2,776	$—	$—	$2,776
Short Term Investments	7,000	27,513	—	34,513
Fund Total	$9,776	$27,513	$—	$37,289
Curian Dynamic Risk Advantage - Aggressive Fund
Investment Companies	$897	$—	$—	$897
Short Term Investments	3,354	13,098	—	16,452
Fund Total	$4,251	$13,098	$—	$17,349
Curian Dynamic Risk Advantage - Income Fund
Investment Companies	$14,188	$—	$—	$14,188
Short Term Investments	937	—	—	937
Fund Total	$15,125	$—	$—	$15,125
Curian/American Funds Growth Fund
Investment Companies	$1,226	$—	$—	$1,226
Fund Total	$1,226	$—	$—	$1,226
Curian/Epoch Global Shareholder Yield Fund
Common Stocks	$5,510	$3,455	$—	$8,965
Preferred Stocks	53	—	—	53
Short Term Investments	394	—	—	394
Fund Total	$5,957	$3,455	$—	$9,412
Curian/FAMCO Flex Core Covered Call Fund
Common Stocks	$8,452	$—	$—	$8,452
Investment Companies	136	—	—	136
Short Term Investments	286	—	—	286
Fund Total	$8,874	$—	$—	$8,874
Curian/Franklin Templeton Natural Resources Fund
Common Stocks	$146,354	$10,412	$—	$156,766
Rights	19	—	—	19
Short Term Investments	34,188	—	—	34,188
Fund Total	$180,561	$10,412	$—	$190,973
Curian/Nicholas Convertible Arbitrage Fund
Corporate Bonds and Notes	$—	$158,197	$—	$158,197
Short Term Investments	4,803	—	—	4,803
Fund Total	$4,803	$158,197	$—	$163,000
Curian/PIMCO Credit Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$214	$—	$214
Corporate Bonds and Notes	—	4,352	—	4,352
Government and Agency Obligations	—	3,314	—	3,314
Purchased Options	—	2	—	2
Short Term Investments	145	1,198	—	1,343
Fund Total	$145	$9,080	$—	$9,225
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$39,271	$—	$—	$39,271
Short Term Investments	53,214	3,500	—	56,714
Fund Total	$92,485	$3,500	$—	$95,985
Curian/The Boston Company Equity Income Fund
Common Stocks	$7,078	$—	$—	$7,078
Preferred Stocks	55	—	—	55
Short Term Investments	107	—	—	107
Fund Total	$7,240	$—	$—	$7,240
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$227,826	$27,984	$—	$255,810
Investment Companies	507	—	—	507
Fund Total	$228,333	$27,984	$—	$256,317

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/Nicholas Convertible Arbitrage Fund
Common Stocks	$(61,749)	$—	$—	$(61,749)
Fund Total	$(61,749)	$—	$—	$(61,749)
Curian/PineBridge Merger Arbitrage Fund
Common Stocks	$(1,614)	$—	$—	$(1,614)
Fund Total	$(1,614)	$—	$—	$(1,614)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Common Stocks	$(218,673)	$(16,856)	$—	$(235,529)
Preferred Stocks	—	(4,552)	—	(4,552)
Investment Companies	(12,811)	—	—	(12,811)
Fund Total	$(231,484)	$(21,408)	$—	$(252,892)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$76	$—	$—	$76
Open Forward Foreign Currency Contracts	—	74	—	74
Total Return Swap Agreements	—	271	—	271
Fund Total	$76	$345	$—	$421
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$133	$—	$—	$133
Open Forward Foreign Currency Contracts	—	32	—	32
Total Return Swap Agreements	—	72	—	72
Fund Total	$133	$104	$—	$237
Curian/PIMCO Credit Income Fund
Credit Default Swap Agreements	$—	$18	$—	$18
Fund Total	$—	$18	$—	$18

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian Dynamic Risk Advantage - Diversified Fund
Open Futures Contracts	$(8)	$—	$—	$(8)
Open Forward Foreign Currency Contracts	—	(63)	—	(63)
Total Return Swap Agreements	—	(2)	—	(2)
Fund Total	$(8)	$(65)	$—	$(73)
Curian Dynamic Risk Advantage - Aggressive Fund
Open Futures Contracts	$(2)	$—	$—	$(2)
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
Total Return Swap Agreements	—	(120)	—	(120)
Fund Total	$(2)	$(123)	$—	$(125)
Curian/FAMCO Flex Core Covered Call Fund
Written Options	$(179)	$—	$—	$(179)
Fund Total	$(179)	$—	$—	$(179)
Curian/PIMCO Credit Income Fund
Written Options	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)

(1) Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include forward foreign currency contracts, futures contracts, written options and swap agreements.  Purchased options are included in the Schedules of Investments.  All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  Since the Funds’ commenced operations on February 6, 2012, there were no significant transfers into or out of Level 1, 2 or 3 during the period. There were no material Level 3 valuations for which significant unobservable valuation inputs were developed at June 30, 2012.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

NOTE 4.  SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.  The Funds did not participate in the securities lending program during the period ended June 30, 2012.

U.S. Government Agencies or Government Sponsored Enterprises - Certain Funds may invest in U.S. government agencies or government sponsored enterprises.  U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities.  Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).  FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government.  FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”).  As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets.  In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC.  This agreement contains various covenants that severely limit each enterprise’s operations.  In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock.  The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities - A Fund may own certain investment securities, which are unregistered and thus restricted to resale. These securities may also be referred to as “private placements”.  Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities.  Where future dispositions of the securities require registration under the 1933 Act, as amended, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Securities Sold Short - Certain Funds may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security or to engage in arbitrage transactions.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Convertible Securities — Certain Funds may invest in fixed-income securities which are convertible into common stock.  Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock.  Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities.  By investing in a convertible security, a Fund may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock.  Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock.  A Fund may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

NOTE 5.  FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Options Transactions — A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian/FAMCO Flex Core Covered Call Fund entered into options contracts to manage exposure to or hedge changes in securities prices, to generate income, as a means of risk management and as a part of its overall investment strategy and Curian/PIMCO Credit Income Fund entered into options contracts to manage exposure to or hedge changes in interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option, the premium received by the Fund is recorded as a liability and is subsequently marked to market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

Futures Contracts - A Fund may be subject to equity price and interest rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into futures contracts as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into forward foreign currency contracts as part of their investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements — Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Swap agreements are illiquid investments.  If a Fund transacts in OTC swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement.  Collateral paid or received from counterparties is included in receivable from/payable for deposits with/from counterparties in the Statements of Assets and Liabilities.

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, Curian/PIMCO Credit Income Fund entered into credit default swap agreements to manage credit exposure. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of June 30, 2012, for which the Fund is the seller of protection, are disclosed in the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, Curian Dynamic Risk Advantage - Diversified Fund and Curian Dynamic Risk Advantage — Aggressive Fund entered into total return swaps as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

For Funds which held more than one type of derivative during the period ended June 30, 2012, the following is a summary of the fair valuations (in thousands) of each Fund’s derivative instruments categorized by risk exposure, which references the location on the Statements of Assets and Liabilities and the realized and unrealized gain or loss in the Statements of Operations for each derivative instrument.  Funds which held only one type of derivative during the period are not included in the table as the location on the Statements of Assets and Liabilities and the realized and unrealized gain loss on the Statements of Operations can be referenced directly on each Fund’s respective statements.

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian Dynamic Risk Advantage- Diversified Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$49	$—	$—	$49
Unrealized appreciation on forward foreign currency contracts	—	—	74	—	74
Unrealized appreciation on swap agreements	—	271	—	—	271
	$—	$320	$74	$—	$394
Liabilities:
Variation margin	$—	$—	$—	$3	$3
Unrealized depreciation on forward foreign currency contracts	—	—	63	—	63
Unrealized depreciation on swap agreements	—	2	—	—	2
	$—	$2	$63	$3	$68
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Swap agreements	$—	$(43)	$—	$—	$(43)
Foreign currency related items	—	—	(40)	—	(40)
Futures contracts	—	(87)	—	(4)	(91)
	$—	$(130)	$(40)	$(4)	$(174)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	$—	$269	$—	$—	$269
Foreign currency related items	—	—	11	—	11
Futures contracts	—	76	—	(8)	68
	$	$345	$11	$(8)	$348
Curian Dynamic Risk Advantage-Aggressive Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Variation margin	$—	$94	$—	$—	$94
Unrealized appreciation on forward foreign currency contracts	—	—	32	—	32
Unrealized appreciation on swap agreements	—	72	—	—	72
	$—	$166	$32	$—	$198
Liabilities:
Variation margin	$—	$—	$—	$1	$1
Unrealized depreciation on forward foreign currency contracts	—	—	3	—	3
Unrealized depreciation on swap agreements	—	120	—	—	120
	$—	$120	$3	$1	$124
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Swap agreements	$—	$(73)	$—	$—	$(73)
Foreign currency related items	—	—	(93)	—	(93)
Futures contracts	—	(228)	—	(4)	(232)
	$—	$(301)	$(93)	$(4)	$(398)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	$—	$(48)	$—	$—	$(48)
Foreign currency related items	—	—	29	—	29
Futures contracts	—	133	—	(2)	131
	$—	$85	$29	$(2)	$112

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Curian/PIMCO Credit Income Fund
Fair values of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2012:
Assets:
Investments unaffiliated, at value*	$—	$—	$—	$2	$2
Unrealized appreciation on swap agreements	18	—	—	—	18
Swaps premiums paid	—	—	—	—	—
	$18	$—	$—	$2	$20
Liabilities:
Options written, at value	$—	$—	$—	$1	$1
Unrealized depreciation on swap agreements	—	—	—	—	—
Swaps premiums received	65	—	—	—	65
	$65	$—	$—	$1	$66
The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2012:
Net realized gain (loss) on:
Written options	$—	$—	$—	$—	$—
Swap agreements	(40)	—	—	—	(40)
	$(40)	$—	$—	$—	$(40)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	$18	$—	$—	$—	$18
Written option contracts	—	—	—	1	1
	$18	$—	$—	$1	$19

* Purchased options market value is reflected in Investments - unaffiliated, at value.  Realized gain (loss) and change in unrealized appreciation (depreciation) on purchased options are reflected in realized gain (loss) on unaffiliated investments and change in unrealized appreciation (depreciation) on investments, respectively, in the Statements of Operations.

The derivative instruments outstanding as of June 30, 2012, as disclosed in the Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period ended June 30, 2012, as disclosed in the Statements of Operations, serve as indicators of the volume of derivative activity for the Funds.  For Funds which held more than one type of derivative during the period ended June 30, 2012, the average monthly volume for derivatives (in thousands) is as follows:

	Curian Dynamic Risk Advantage- Diversified Fund	Curian Dynamic Risk Advantage- Aggressive Fund	Curian/PIMCO Credit Income Fund
Options Purchased and Written
Premiums Paid(1)	$—	$—	$1
Premiums Received(1)	—	—	1
Futures Contracts
Long(2)	9,063	7,608	—
Short(2)	—	—	—
Forward Foreign Currency Contracts
Purchased(1)	3,307	1,434	—
Sold(1)	3,019	67	—
Total Return Swap Agreements
Paying Floating Rate(3)	100	104	—
Receiving Floating Rate(3)	—	—	—
Credit Default Swap Agreements
Purchase Protection(3)	—	—	—
Sell Protection(3)	—	—	2,873

(1) Cost
(2) Value at cost
(3) Notional amount in USD

Pledged or Segregated Collateral — The following table summarizes the securities pledged as collateral for futures contracts and securities that are segregated for securities sold short:

	Futures Contracts Pledged Securities	Securities Sold Short Segregated Securities	Total Pledged or Segregated Cash and Securities
Curian Dynamic Risk Advantage — Diversified Fund	$115	$—	$115
Curian Dynamic Risk Advantage — Aggressive Fund	200	—	200
Curian/Nicholas Convertible Arbitrage Fund	—	57,724	57,724
Curian/PineBridge Merger Arbitrage Fund	—	6,970	6,970
Curian/The Boston Company Multi-Alpha Market Neutral Fund	—	208,908	208,908

NOTE 6.  INVESTMENT RISKS AND REGULATORY MATTERS

Foreign Securities Risk - Investing in securities of foreign companies and foreign governments generally involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include the potential for revaluation of currencies, different accounting policies and future adverse political and economic developments.  Moreover, securities of many foreign companies and foreign governments

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

and their markets may be less liquid and their prices may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Convertible Securities Risk — A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low.  A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

Currency Risk - Investing directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, involves the risk that those currencies will decline in value relative to the base currency of a Fund, or, in the case of hedging positions, that a Fund’s base currency will decline in value relative to the currency being hedged.  Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, general economics of a country, actions (or inaction) of U.S., foreign governments, central banks or supranational entities such as the International Monetary Fund, the imposition of currency controls or other political developments in the U.S. or abroad.

Market, Credit and Counterparty Risk - In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”).  Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default.  Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”).  The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.  For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Feeder Funds and Fund of Funds Risks - The value of an investment in a Feeder Fund changes with the value of the corresponding Master Fund and its investments.  The value of an investment in a fund of funds changes with the values of the corresponding underlying funds’ and their investments.  The Master Fund’s and underlying fund’s shares may be purchased by other investment companies and shareholders.  In some cases, the Master Fund or underlying fund may experience large subscriptions or redemptions due to allocation changes or rebalancing.  While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on Fund performance.

Regulatory Matters - On February 8, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted amendments to several of its rules relating to commodity pool operators, including Rule 4.5.  The Funds currently rely on Rule 4.5’s exclusion from CFTC regulation for regulated investment companies.  Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

NOTE 7.  INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administration Fee - The Trust has an investment advisory agreement and administration agreement with Curian.  Pursuant to the advisory agreements, each Fund pays Curian an annual fee, accrued daily and paid monthly, based on a specified percentage of the average daily net assets of each Fund.  A portion of this fee is paid by Curian to the Sub-Advisers as compensation for their services.  The following is a schedule of the fees each Fund is currently obligated to pay Curian:

	Assets	Advisory Fee
Curian Guidance — Maximize Income Fund	All Assets	0.20%
Curian Guidance — Balanced Income Fund	All Assets	0.20%
Curian Guidance — Rising Income Fund	All Assets	0.20%
Curian Guidance — Moderate Growth Fund	All Assets	0.20%
Curian Guidance — Maximum Growth Fund	All Assets	0.20%
Curian Guidance — Tactical Moderate Growth Fund	All Assets	0.20%
Curian Guidance — Tactical Maximum Growth Fund	All Assets	0.20%
Curian Guidance — Institutional Alt 65 Fund	All Assets	0.20%
Curian Guidance — Institutional Alt 100 Fund	All Assets	0.20%
Curian Tactical Advantage 35 Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Tactical Advantage 60 Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Tactical Advantage 75 Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Dynamic Risk Advantage — Diversified Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian Dynamic Risk Advantage — Aggressive Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian Dynamic Risk Advantage — Income Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/American Funds Growth Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/AQR Risk Parity Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

	Assets	Advisory Fee
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion	0.70%
	Over $1 billion	0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion	0.60%
	Over $1 billion	0.55%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/PIMCO Credit Income Fund	$0 to $1 billion	0.50%
	Over $1 billion	0.45%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion	0.55%
	Over $1 billion	0.50%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billion	0.90%
	Over $1 billion	0.85%

Pursuant to the administration agreement, Curian receives an annual fee, accrued daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund.  In return for the fees paid under the administration agreement, Curian provides or procures all necessary administrative functions and services for the operation of the Funds.  Subject to the oversight of the Board, Curian is responsible for managing the Funds’ business affairs and providing day-to-day administrative services to the Funds either directly or through others selected by it for the Funds.

In addition, Curian, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody (except overdraft and interest expense), printing and mailing, interested directors and officers insurance, a portion of the Chief Compliance Officer services, and all other services necessary for the operation of each Fund.  Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, and other extraordinary expenses.  Each Fund is also responsible for registration fees, a portion of the Chief Compliance Officer services, disinterested directors insurance and the fees and expenses of the disinterested Trustees and of independent legal counsel to the disinterested Trustees.

Fee Waivers — Curian entered into a contractual agreement to waive advisory fees for each Fund as follows:  0.30% for Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund and Curian Tactical Advantage 75 Fund; 0.35% for Curian Dynamic Risk Advantage — Income Fund; and 0.50% for Curian/American Funds Growth Fund.  None of the waived fees can be recaptured by Curian.  The amount of waived expenses for each Fund is recorded as expense waiver in each Fund’s Statement of Operations.

Other Service Providers — Curian is responsible for the compensation of JFS for services provided pursuant to the sub-administration and fund accounting services agreement.  The Trust and JFS entered into a compliance services agreement whereby JFS will provide compliance oversight services to the Funds pursuant to Rule 38a-1 of the 1940 Act.  Pursuant to the administration agreement between the Trust and Curian, the fees for such services are the responsibility of Curian.

Distribution Agreement - The Trust has a Distribution Agreement, under the provisions of Rule 12b-1 under the 1940 Act, with Jackson National Life Distributors LLC (the “Distributor” or “JNLD”), an affiliate of the Adviser, for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund’s shares.  Under the Rule 12b-1 fee plan, each Fund, except for Curian Guidance — Maximize Income Fund, Curian Guidance — Balanced Income Fund, Curian Guidance — Rising Income Fund, Curian Guidance — Moderate Growth Fund, Curian Guidance —Maximum Growth Fund, Curian Guidance — Tactical Moderate Growth Fund, Curian Guidance — Tactical Maximum Growth Fund, Curian Guidance — Institutional Alt 65 Fund and Curian Guidance — Institutional Alt 100 Fund, will accrue the Rule 12b-1 fee daily, at the maximum annual rate of 0.25% of the average daily net assets of the Fund, and pay the fee monthly to JNLD.  Amounts charged pursuant to the Distribution Plan are reflected as 12b-1 fees in the Statements of Operations.

Directed Brokerage Commissions - A Sub-Adviser may allocate a portion of a Fund’s equity security transactions (subject to obtaining best execution of each transaction) through certain designated broker/dealers which will rebate a portion of the brokerage commissions to that Fund.  Any amount credited to the Fund is reflected as brokerage commissions recaptured in the Statements of Operations.

Deferred Compensation Plan — The Funds adopted a Deferred Compensation Plan whereby disinterested Trustees may defer the receipt of all or a portion of their compensation.  These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds at the discretion of the applicable Trustee.  These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds.  Liabilities related to deferred balances are included in payable for trustee fees in the Statements of Assets and Liabilities.  Increases or decreases related to the changes in value of deferred balances are included in trustee fees set forth in the Statements of Operations.

Investments in Affiliates - The Curian Guidance Funds invested solely in shares of other affiliated Funds of the Trust and other Funds advised by JNAM.  During the period ended June 30, 2012, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  JNAM serves as the Adviser and Administrator for JNL Money Market Fund.  The total value and cost of such affiliated investments is disclosed separately in the Schedules of

Curian Variable Series Trust (Unaudited)

Notes to Financial Statements

June 30, 2012

Investments and the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.  There was no gain or loss relating to this investment during the period ended June 30, 2012.

NOTE 8.  INCOME TAX MATTERS

Each Fund is a separate taxpayer for federal income tax purposes.  Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Therefore, no federal income tax provision is required.  Under current tax law, interest and dividend income and capital gains paid by the Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

The following information is presented on an income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  To the extent there are differences between the amounts recognized for financial statements and federal income tax purposes that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification.  Permanent differences may include but are not limited to the following:  foreign currency reclassifications, market discount or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principal contracts and distribution adjustments.  These reclassifications have no impact on net assets.

As of June 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) (in thousands) for U.S. federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Curian Guidance - Maximize Income Fund	$5,247	$75	$(3)	$72
Curian Guidance - Balanced Income Fund	8,461	167	(13)	154
Curian Guidance - Rising Income Fund	4,695	78	(16)	62
Curian Guidance - Moderate Growth Fund	9,701	119	(119)	—
Curian Guidance - Maximum Growth Fund	3,994	52	(46)	6
Curian Guidance - Tactical Moderate Growth Fund	12,503	173	(91)	82
Curian Guidance - Tactical Maximum Growth Fund	5,724	37	(149)	(112)
Curian Guidance - Institutional Alt 65 Fund	10,595	130	(130)	—
Curian Guidance - Institutional Alt 100 Fund	23,011	268	(214)	54
Curian Tactical Advantage 35 Fund	4,156	41	(20)	21
Curian Tactical Advantage 60 Fund	6,354	70	(62)	8
Curian Tactical Advantage 75 Fund	6,557	80	(85)	(5)
Curian Dynamic Risk Advantage - Diversified Fund	37,239	57	(7)	50
Curian Dynamic Risk Advantage - Aggressive Fund	17,333	32	(16)	16
Curian Dynamic Risk Advantage - Income Fund	15,048	100	(23)	77
Curian/American Funds Growth Fund	1,242	11	(27)	(16)
Curian/Epoch Global Shareholder Yield Fund	9,288	348	(224)	124
Curian/FAMCO Flex Core Covered Call Fund	8,655	327	(108)	219
Curian/Franklin Templeton Natural Resources Fund	192,695	6,372	(8,094)	(1,722)
Curian/Nicholas Convertible Arbitrage Fund	160,381	4,347	(1,728)	2,619
Curian/PIMCO Credit Income Fund	9,132	106	(13)	93
Curian/PineBridge Merger Arbitrage Fund	95,822	236	(73)	163
Curian/The Boston Company Equity Income Fund	7,307	247	(314)	(67)
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Long Investments	252,024	8,977	(4,684)	4,293
Short Investments	(249,758)	5,346	(8,480)	(3,134)

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year.  FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions.  Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2012.

NOTE 9.  SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements are issued, and has concluded there are no events that require adjustments to the financial statements or disclosure in the footnotes.

Curian Variable Series Trust (Unaudited)

Additional Disclosures

June 30, 2012

Disclosure of Fund Expenses.  Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, Rule 12b-1 fees of certain Funds and other operating expenses.  Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return.  These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.  The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.  The examples do not reflect the expenses of the variable insurance contracts or the separate account.  Total expenses would be higher if these expenses were included.

Expenses Using Actual Fund Return.  The table below provides information about the actual account values and actual expenses incurred by the Fund.  Use the information in this section, together with the amount invested, to estimate the expenses paid over the period.  Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return.  The table below provides information that can be used to compare each Fund’s costs with those of other mutual funds.  It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return.  This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.  The Funds have less than 6-month’s operating history.  The amounts reported under Expenses Using Hypothetical 5% Return are not comparable to the amounts reported in Expenses Using Actual Fund Return.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 2/6/2012	Ending Account Value 6/30/2012	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 2/6/2012	Ending Account Value 6/30/2012	Annualized Net Expense Ratios	Expenses Paid During Period

Curian Guidance - Maximize Income Fund	$1,000.00	$1,012.00	0.55%	$2.19	$1,000.00	$1,017.63	0.55%	$2.20

Curian Guidance - Balanced Income Fund	1,000.00	1,006.00	0.57	2.27	1,000.00	1,017.55	0.57	2.28

Curian Guidance - Rising Income Fund	1,000.00	1,004.00	0.59	2.34	1,000.00	1,017.48	0.59	2.36

Curian Guidance - Moderate Growth Fund	1,000.00	984.00	0.57	2.24	1,000.00	1,017.55	0.57	2.28

Curian Guidance - Maximum Growth Fund	1,000.00	974.00	0.58	2.27	1,000.00	1,017.51	0.58	2.32

Curian Guidance - Tactical Moderate Growth Fund	1,000.00	982.00	0.56	2.20	1,000.00	1,017.59	0.56	2.24

Curian Guidance - Tactical Maximum Growth Fund	1,000.00	956.00	0.57	2.21	1,000.00	1,017.56	0.57	2.28

Curian Guidance - Institutional Alt 65 Fund	1,000.00	978.00	0.60	2.35	1,000.00	1,017.45	0.60	2.40

Curian Guidance - Institutional Alt 100 Fund	1,000.00	970.00	0.54	2.11	1,000.00	1,017.67	0.54	2.16

Curian Tactical Advantage 35 Fund	1,000.00	1,000.00	1.25	4.95	1,000.00	1,014.85	1.25	4.99

Curian Tactical Advantage 60 Fund	1,000.00	994.00	1.21	4.78	1,000.00	1,015.02	1.21	4.83

Curian Tactical Advantage 75 Fund	1,000.00	993.00	1.17	4.62	1,000.00	1,015.18	1.17	4.67

Curian Dynamic Risk Advantage - Diversified Fund	1,000.00	993.00	1.80	7.11	1,000.00	1,012.68	1.80	7.18

Curian Dynamic Risk Advantage - Aggressive Fund	1,000.00	969.00	1.92	7.49	1,000.00	1,012.21	1.92	7.65

Curian Dynamic Risk Advantage - Income Fund	1,000.00	999.00	1.27	5.03	1,000.00	1,014.78	1.27	5.07

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning Account Value 2/6/2012	Ending Account Value 6/30/2012	Annualized Net Expense Ratios	Expenses Paid During Period	Beginning Account Value 2/6/2012	Ending Account Value 6/30/2012	Annualized Net Expense Ratios	Expenses Paid During Period

Curian/American Funds Growth Fund	$1,000.00	$983.00	1.06%	$4.16	$1,000.00	$1,015.59	1.06%	$4.23

Curian/Epoch Global Shareholder Yield Fund	1,000.00	1,020.00	1.67	6.68	1,000.00	1,013.18	1.67	6.66

Curian/FAMCO Flex Core Covered Call Fund	1,000.00	1,011.00	1.58	6.29	1,000.00	1,013.55	1.58	6.30

Curian/Franklin Templeton Natural Resources Fund	1,000.00	821.00	1.49	5.37	1,000.00	1,013.89	1.49	5.94

Curian/Nicholas Convertible Arbitrage Fund	1,000.00	992.00	2.43	9.59	1,000.00	1,010.17	2.43	9.68

Curian/PIMCO Credit Income Fund	1,000.00	1,020.00	1.40	5.60	1,000.00	1,014.25	1.40	5.59

Curian/PineBridge Merger Arbitrage Fund	1,000.00	1,002.00	1.50	5.95	1,000.00	1,013.86	1.50	5.98

Curian/The Boston Company Equity Income Fund	1,000.00	983.00	1.56	6.13	1,000.00	1,013.63	1.56	6.22

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	1,000.00	1,017.00	4.66	18.62	1,000.00	1,001.34	4.66	18.47

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Quarterly Portfolio Holdings.  The Funds filed a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first quarter of the fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov.  The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.  It is also available upon request from the registrant by calling the Funds toll-free at 1-866-255-1935.

Proxy Voting Guidelines.  The Board has adopted the proxy voting policy and procedures (“Policy”) of the Funds’ Adviser, pursuant to which the Board has delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the Sub-Advisers.  The Trust has adopted each of the Sub-Adviser’s proxy voting policies and procedures (“Procedures”).

The Policy is designed to promote accountability of the company’s management to its shareholders and to align the interests of management with those shareholders.  The Sub-Advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders.  The Sub-Advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.  For example, JNAM shall permit a Sub-Adviser to abstain from voting a proxy for securities that have been loaned by the Fund and would have to be recalled in order to submit a proxy vote.  In addition, the Sub-Advisers will monitor situations that may result in a conflict of interest in accordance with their policies and procedures.  A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 are available (1) without charge, upon request by calling 1-800-873-5654 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing Curian Variable Series Trust, P.O. Box 30314, Lansing, Michigan 48909-7814 (3) on Jackson National Life Insurance Company’s or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the SEC’s website at www.sec.gov.

TRUSTEES AND OFFICERS OF CURIAN VARIABLE SERIES TRUST (THE “TRUST”)

The interested Trustee and the Officers of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or Officers.  The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the period ended June 30, 2012:

TRUSTEE	AGGREGATE COMPENSATION FROM THE TRUST(1)	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE TRUST AND FUND COMPLEX(1)
David W. Agostine	$27,750	$0	$0	$55,500
Gregory P. Contillo	$25,250	$0	$0	$50,500
Dylan E. Taylor	$25,250	$0	$0	$50,500
Scot T. Wetzel	$25,250	$0	$0	$50,500	(2)

(1) The fees paid to the independent Trustees are paid for combined service on the Boards of the Trust and Curian Series Trust (the “Fund Complex”).  The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.  The total fees to all the independent Trustees are $207,000.

(2) Amount includes $50,500 deferred by Mr. Wetzel.

APPROVAL OF CURIAN VARIABLE SERIES TRUST’S (THE “TRUST”)

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (“Board”) oversees the management of each series of the Trust (each a “Fund”) and, as required by law, determines whether to approve and, after the initial term, continue the Trust’s advisory and sub-advisory agreement(s).

At a meeting on October 5, 2011, the Board, including all of the Independent Trustees, considered information relating to the Trust’s investment advisory and management agreement with Curian Capital, LLC (“Advisory Agreement”), information relating to the investment sub-advisory agreements between Curian Capital, LLC (“Curian Capital”) and each of the Trust’s proposed sub-advisers: AQR Capital Management, LLC, Epoch Investment Partners, Inc., Fiduciary Asset Management, Inc., Franklin Advisers, Inc., Invesco Advisers, Inc., Mellon Capital Management Corporation, Nicholas Investment Partners, Pacific Investment Management Company LLC, PineBridge Investments, LLC, and The Boston Company Asset Management, LLC (each, a “Sub-Advisory Agreement,” and together, the “Sub-Advisory Agreements”) (together, “Agreements” refers to the Advisory Agreement and Sub-Advisory Agreements).  In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Agreements.  The Board received this information prior to the Board meeting held on September 29, 2011, and had the opportunity to review this and other material, ask questions and request further information in connection with its consideration.  At the conclusion of the Board’s discussion, the Board approved the Agreements, to be effective December 19, 2011 with each Agreement to continue in effect for two years from the date of its execution.

For each of the Funds, Curian and each proposed sub-adviser provided information related to the following factors:  (1) the nature, quality and extent of the services each proposes to provide, (2) the historical results for similarly managed strategies (where available) proposed to be provided to the Funds, (3) the cost of the proposed services of the Adviser and Sub-Advisers and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether the fee structure is designed to provide economies of scale for the Funds’ investors, and (5) other “fall-out” benefits that could be realized by Curian or the Sub-Adviser (i.e., ancillary benefits derived by Curian, a Sub-Adviser, or any of their affiliates from the relationship with the Funds).  The Board did not consider the projected profits of the Adviser or Sub-Advisers as the Funds had not yet commenced operations.  In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreements.

Before approving the Agreements, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by Curian, the Sub-Advisers, as well as the terms of the Agreements.  Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is in the best interests of the shareholders of each Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services proposed to be provided by Curian and the Sub-Advisers and took note of the following:

The Funds’ Advisory Agreement provides that the Adviser will furnish each Fund with investment advisory services, subject to the supervision of the Board, and in conformity with the stated policies of the applicable Funds.

The Adviser proposed to engage Sub-Advisers to conduct the investment programs of the Funds, including the purchase, retention, and sale of portfolio securities.  The Adviser would be responsible for monitoring the activities of the Sub-Advisers, and reporting on such activities to the Board.

Curian Capital proposed a “manager of managers” structure for the Funds.  Curian Capital noted that it and the Curian Series Trust have applied to the Commission for a manager of managers exemptive order to allow this structure, which, if granted, would apply to the Trust and would allow the Adviser (with Board approval) to hire and fire Sub-Advisers without shareholder approval, subject to certain conditions.  Under this structure, the Adviser would be authorized to select (with approval of the Board) one or more Sub-Advisers to handle the actual day-to-day investment management of the Funds.  The Adviser would monitor each Sub-Adviser’s performance through quantitative and qualitative analysis, and would regularly report to the Board as to whether such Sub-Adviser’s agreement should be renewed, terminated or modified.  Among other things, the Adviser would be required to review the performance of the Sub-Advisers, and make recommendations to the Board with respect to the retention of the Sub-Advisers and the renewal of contracts.

The Adviser would also manage, in coordination with the Sub-Advisers, the affairs of the Funds to assure compliance with the current prospectus of the Funds, current tax rules, regulatory and statutory requirements and other applicable legal requirements.  The Adviser would coordinate the production of information requested by the Board from the Sub-Advisers.

The Adviser provided the Board with information about the Adviser’s personnel who would provide certain investment advisory oversight services to the Funds, and the Adviser’s organizational structure, financial condition, and regulatory history, and overall compliance culture.

Each sub-advisory agreement provides that the respective Sub-Adviser shall furnish investment advisory or trading services in connection with the management of the pertinent Fund.  Under each Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Adviser, is responsible for managing the assets of the Fund in accordance with the Fund’s investment objectives, investment program and policies.  Each Sub-Adviser has provided information on the Sub-Adviser’s key personnel that provide investment management services to the respective Fund, as well as related to the Sub-Adviser’s compliance and regulatory history.  The Board also received information about the Sub-Adviser’s compliance and regulatory history.

The Advisory and Sub-Advisory Agreements further provide that the Adviser and each Sub-Adviser will not be subject to any liability in connection with their performance of services in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations and duties.

Investment Performance of the Fund

The Board could not consider the performance of any Fund, or the performance of any one Sub-Adviser. as each Fund has not yet commenced operations. For certain funds, however, the Board considered the performance of a similar strategy managed by the Sub-Adviser compared to the Fund’s primary benchmark index (“benchmark”).

Curian Guidance — Maximize Income Fund; Curian Guidance — Balanced Income Fund; Curian Guidance — Rising Income Fund; Curian Guidance — Moderate Growth Fund; Curian Guidance — Maximum Growth Fund; Curian Guidance — Tactical Moderate Growth Fund; Curian Guidance — Tactical Maximum Growth Fund; Curian Guidance — Institutional Alt 65 Fund; Curian Guidance — Institutional Alt 100 Fund; Curian Tactical Advantage 35 Fund; Curian Tactical Advantage 60 Fund; Curian Tactical Advantage 75 Fund; Curian Dynamic Risk Advantage — Diversified Fund; Curian Dynamic Risk Advantage — Aggressive Fund; Curian Dynamic Risk Advantage — Income Fund.  The Board did not consider performance information for any of the Funds or a similar strategy currently managed by the Fund’s Adviser.

Curian/American Funds Growth Fund.  Although the American Funds Growth Fund (Master Fund) underperformed the one- and five-year periods as of June 30, 2011, the Master Fund outperformed the one-, five-, ten-year periods as of December 31, 2010. The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the Master Fund into which the Fund will invest 100% of its assets.

Curian/AQR Risk Parity Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the three-month and six-month periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the similarly managed strategy.

Curian/Epoch Global Shareholder Yield Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the one-year, three-year, five-year and since inception periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the similarly managed strategy.

Curian/FAMCO Flex Core Covered Call Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the five- and ten-year periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the long-term performance record of the similarly managed strategy.

Curian/Franklin Templeton Natural Resources Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the one-, three-, five-, and ten-year periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the similarly managed strategy.

Curian/Invesco Balanced-Risk Commodities Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the three-month, six-month, and since inception period ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the similarly managed strategy.

Curian/Nicholas Convertible Arbitrage Fund.  The Board noted that the similarly managed strategy outperformed its primary benchmark for the one-, three- and five-year periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the three- and five-year performance record of the similarly managed strategy.

Curian/PIMCO Credit Income Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the one-year, three-year, and since inception periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the similarly managed strategy.

Curian/PineBridge Merger Arbitrage Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the one-year, three-year, five-year, and since inception periods ended June 30, 2011.  The Board concluded that it would be in the best interests of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the performance record of the similarly managed strategy.

Curian/The Boston Company Equity Income Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the three-year, five-year, and ten-year periods ended June 30, 2011.  The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the long-term performance record of the similarly managed strategy.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund.  The Board noted that the similarly managed strategy outperformed its benchmark for the three-year, five-year, and ten-year periods ended June 30, 2011.  The Board concluded that it would be in the best interest of the Fund and its potential shareholders to approve the Sub-Advisory Agreement for this Fund based on the long-term performance record of the similarly managed strategy.

Costs of Services

The Board reviewed the fees proposed to be paid to Curian and each Fund’s Sub-Adviser.  The Adviser proposes to charge advisory fees at the following rates:

FUND	ASSETS	ADVISORY FEE (ANNUAL RATE BASED ON AVERAGE NET ASSETS OF EACH FUND)
Curian Guidance — Maximize Income Fund	All Assets	0.20%
Curian Guidance — Balanced Income Fund	All Assets	0.20%
Curian Guidance — Rising Income Fund	All Assets	0.20%
Curian Guidance — Moderate Growth Fund	All Assets	0.20%
Curian Guidance — Maximum Growth Fund	All Assets	0.20%
Curian Guidance — Tactical Moderate Growth Fund	All Assets	0.20%
Curian Guidance — Tactical Maximum Growth Fund	All Assets	0.20%
Curian Guidance — Institutional Alt 65 Fund	All Assets	0.20%
Curian Guidance — Institutional Alt 100 Fund	All Assets	0.20%
Curian Tactical Advantage 35 Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Tactical Advantage 60 Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Tactical Advantage 75 Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian Dynamic Risk Advantage — Diversified Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian Dynamic Risk Advantage — Aggressive Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian Dynamic Risk Advantage — Income Fund	$0 to $1 billion	0.95%
	Over $1 billion	0.90%
Curian/American Funds Growth Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/AQR Risk Parity Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/Epoch Global Shareholder Yield Fund	$0 to $1 billion	0.70%
	Over $1 billion	0.65%
Curian/FAMCO Flex Core Covered Call Fund	$0 to $1 billion	0.60%
	Over $1 billion	0.55%
Curian/Franklin Templeton Natural Resources Fund	$0 to $1 billion	0.80%
	Over $1 billion	0.75%
Curian/Invesco Balanced-Risk Commodities Fund	$0 to $1 billion	0.75%
	Over $1 billion	0.70%
Curian/Nicholas Convertible Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/PIMCO Credit Income Fund	$0 to $1 billion	0.50%
	Over $1 billion	0.45%
Curian/PineBridge Merger Arbitrage Fund	$0 to $1 billion	0.85%
	Over $1 billion	0.80%
Curian/The Boston Company Equity Income Fund	$0 to $1 billion	0.55%
	Over $1 billion	0.50%
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	$0 to $1 billion	0.90%
	Over $1 billion	0.85%

The Board reviewed the proposed fees as compared to that of comparable funds managed by other advisers.  Using information provided by an independent data service, the Board evaluated the Fund’s advisory fees compared to the average advisory fees for other funds similar in size, character and investment strategy (the “peer group”).  The Board also took into account that Curian is proposing to waive such portion of its advisory fee during the period ending one year from the effective date of the Trust’s registration statement for the Curian/American Funds Growth Fund, the Curian

Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, the Curian Tactical Advantage 75 Fund, and the Curian Dynamic Risk Advantage — Income Fund; for the Curian/American Funds Growth Fund, the Adviser has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.50%) of the advisory fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services; for each of the Curian Tactical Advantage 35 Fund, the Curian Tactical Advantage 60 Fund, and the Curian Tactical Advantage 75 Fund, the Adviser has entered into a contractual agreement with each Fund under which it will waive 0.30% of its advisory fees; for the Curian Dynamic Risk Advantage — Income Fund, the Adviser has entered into a contractual agreement with the Fund under which it will waive 0.35% of its advisory fees.

The Board also considered each Fund’s proposed sub-advisory fee and compared that to the average sub-advisory fee of the peer group, and noted that the sub-advisory fees would not be borne by the Funds or their shareholders.

Further detail considered by the Board regarding the advisory and sub-advisory fees of the Fund is set forth below:

Curian Guidance — Maximize Income Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Balanced Income Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Rising Income Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Moderate Growth Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Maximum Growth Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Tactical Moderate Growth Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Tactical Maximum Growth Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Institutional Alt 65 Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average.  The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Guidance — Institutional Alt 100 Fund.  While the Fund’s adviser fee will be higher than the Lipper peer group average, the Fund’s total expense ratio (excluding underlying Fund expenses) is significantly lower than the Lipper peer group average. The Board concluded that advisory fee is in the best interest of the Fund and its potential shareholders in light of the overall projected expenses of the Fund and the services proposed to be provided.

Curian Tactical Advantage 35 Fund.  The Fund’s adviser fee and total expense ratio of the Fund will be higher than the Lipper peer group averages.  The sub-adviser fee is lower than the Lipper peer group average.  The Fund was categorized with mixed-market target allocation funds, which is not a direct comparison to the active nature in which the Fund will be managed and the underlying holdings.  Therefore, the Board noted that it is difficult to compare the fees and expenses for the Fund to those of its peers.  In addition, the Board took into account that Curian Capital plays a greater role in managing this Fund than other Funds where daily asset management is delegated to a sub-adviser.  The Board considered the sub-adviser fee as presented in the Lipper data.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian Tactical Advantage 60 Fund.  The Fund’s adviser and sub-adviser fees and total expense ratio (both including and excluding underlying Fund expenses) are lower than or consistent with the respective Lipper peer group averages.  The Board considered the sub-adviser fee as presented in the Lipper data.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian Tactical Advantage 75 Fund.  The Fund’s adviser fee and total expense ratio of the Fund are higher than the Lipper peer group averages.  The sub-adviser fee is lower than the Lipper peer group average. The Fund was categorized with mixed-market target allocation funds, which is not a direct comparison to the active nature in which the Fund will be managed and the underlying holdings.  Therefore, the Board noted that it is difficult to compare the fees and expenses for the Fund to those of its peers.  In addition, the Board took into account that Curian Capital plays a greater role in managing this Fund than other Funds where daily asset management is delegated to a sub-adviser.  The Board considered the sub-adviser fee as presented in the Lipper data.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian Dynamic Risk Advantage — Diversified Fund. The Fund’s adviser and sub-adviser fees as well as the total expense ratio of the Fund are higher than the respective Lipper peer group averages.  The Board considered the sub-adviser fee as presented in the Lipper data.  Curian noted two funds within the peer group that have a total expense ratio that is in excess of 2.00% whereas the Curian Dynamic Risk Advantage Funds’ expense ratio is at 1.42%.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian Dynamic Risk Advantage — Aggressive Fund. The Fund’s adviser and sub-adviser fees as well as the total expense ratio of the Fund are higher than the respective Lipper peer group averages.  The Board considered the sub-adviser fee as presented in the Lipper data.  Curian noted two funds within the peer group that have a total expense ratio that is in excess of 2.00% whereas the Curian Dynamic Risk Advantage Funds’ expense ratio is at 1.42%.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian Dynamic Risk Advantage — Income Fund.  The Fund’s adviser and sub-adviser fees and total expense ratio (excluding underlying ETF expenses) are significantly lower than the respective Lipper peer group averages.  The Board considered the sub-adviser fee as presented in the Lipper data.  The Fund’s total expense ratio (including underlying fund expenses) is higher.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/American Funds Growth Fund.  The Fund’s adviser fee and total expense ratio (excluding underlying Fund expenses) are significantly lower than the respective Lipper peer group averages.  The Board concluded that the advisory fee is in the best interest of the Fund and its potential shareholders in light of the services provided.

Curian/AQR Risk Parity Fund.  While the Fund’s adviser and sub-adviser fees are higher than the respective Lipper peer group averages, the Fund’s total expense ratio is equal to the peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/Epoch Global Shareholder Yield Fund.  The Fund’s adviser and sub-adviser fees are lower than the respective Lipper peer group averages and the Fund’s total expense ratio is consistent with the Lipper peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/FAMCO Flex Core Covered Call Fund.  The Fund’s adviser fee and total expense ratio are lower than the respective Lipper peer group averages.  There are no other funds in the peer group with sub-adviser fees for comparison.   The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/Franklin Templeton Natural Resources Fund.  The Fund’s adviser and sub-adviser fees and total expense ratios are slightly above the respective Lipper peer group averages.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/Invesco Balanced-Risk Commodities Fund.  The Fund’s adviser and sub-adviser fees and the total expense ratio of the Fund are higher than the respective Lipper peer group averages.  Presently, Lipper does not have a classification for Commodity Funds in the Variable Annuity universe.  Therefore, the Board noted that it is difficult to compare the fees and expenses for the Fund to those of its peers.  In addition, within this peer group there are three other funds that have similar total expense structures.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/Nicholas Convertible Arbitrage Fund.  The Fund’s adviser and sub-adviser fees and the total expense ratio of the Fund are higher than the respective Lipper peer group averages.   Presently, Lipper does not have a classification for Convertible Arbitrage Funds in the Variable Annuity universe.  Therefore, the Board noted that it is difficult to compare the fees and expenses for the Fund to those of its peers.  In addition, there are only four other Funds in the peer group with sub-adviser fees. The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/PIMCO Credit Income Fund.  While the Fund’s adviser fee, sub-adviser fee and total expenses are higher than the Lipper peer group average, the Fund’s adviser fee is lower than the Lipper peer group median adviser fee.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/PineBridge Merger Arbitrage Fund.  The Fund’s adviser and sub-adviser fees and total expense ratio are higher than the respective Lipper peer group averages.  Presently, Lipper does not have a classification for Merger Arbitrage Funds in the Variable Annuity universe.  Therefore, the Board noted that it is difficult to compare the fees and expenses for the Fund to those of its peers.  In addition, there are only three other Funds in the peer group with sub-adviser fees.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/The Boston Company Equity Income Fund.  The Fund’s adviser and sub-adviser fees are lower than the respective Lipper peer group averages.  The Fund’s total expense ratio is consistent with the Lipper peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund.  While the Fund’s adviser and sub-adviser fees are higher than the respective Lipper peer group averages, the Fund’s total expense ratio is significantly lower than the Lipper peer group average.  The Board concluded that the advisory and sub-advisory fees are in the best interests of the Fund and its potential shareholders in light of the services provided.

Economies of Scale

Curian has proposed breakpoints in its advisory fee schedule for certain Funds.  Shareholders of those Funds should benefit directly from any breakpoints in the advisory fee rates.

The sub-advisory fee rates have been separately negotiated between the Adviser and each Sub-Adviser at arm’s length.  These sub-advisory fees would be paid directly by Curian to the Sub-Advisers.  In certain cases, the Sub-Adviser has agreed to breakpoints in the sub-advisory fee rate.  Thus, shareholders of the Funds benefit directly from any breakpoints in the sub-advisory fee rates. Note that to the extent Curian is waiving its Advisory as listed above, Curian also may benefit from the breakpoints in the sub-advisory fees.

Profitability

The Board did not consider information concerning the costs incurred and profits realized by the Adviser or Sub-Advisers as the Funds have not yet commenced operations.

Other Benefits to Affiliates of Curian

In evaluating the benefits that accrue to the Adviser, Curian reviewed the Trust as a whole. Through its relationship with the Funds, Curian, and its affiliated parties, JNAM (and its division, JFS) and JNLD, recognize that they serve the Funds in various capacities, including as adviser, administrator, sub-administrator, transfer agent and distributor, and receive compensation from the Funds in connection with providing certain of these services to the Funds.

As Administrator, Curian will receive a fee for providing or procuring fund accounting and administration services to the Fund.  This fee also is used by Curian to cover most of the Funds’ other operating expenses. The Board will review this administrative fee annually.  Curian pays JNAM as transfer agent and JFS as sub-administrator from Curian’s Administration Fee; the Funds do not pay additional fees for these services.

Page intentionally left blank.

Curian Variable Series Trust	PRSRT STD
7601 Technology Way	U.S. POSTAGE
Denver, CO 80237	PAID
JACKSON NATIONAL
ASSET MANAGEMENT
L.L.C.

Item 2.  Code of Ethics.

Not applicable to the semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11.  Controls and Procedures.

(a)                The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

                              Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)               There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12.  Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Variable Series Trust

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Bell
Michael A. Bell
Principal Executive Officer

Date:	September 6, 2012

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	September 6, 2012

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.